UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number:	811-09999

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant’s: PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	1/31/2021

Date of reporting period:	7/31/2020

Item 1 – Reports to Stockholders

PGIM CORE SHORT-TERM BOND FUND

PGIM CORE ULTRA SHORT BOND FUND

PGIM INSTITUTIONAL MONEY MARKET FUND

SEMIANNUAL REPORT

JULY 31, 2020

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Funds’ portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of July 31, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PGIM is a Prudential Financial company. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PGIM Core Short-Term Bond Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments.com or by calling (800) 225-1852.

Total Returns as of 7/31/20	Average Annual Total Returns as of 7/31/20
6 Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)
PGIM Core Short-Term Bond Fund
0.85	2.15	2.19	2.38
Bloomberg Barclays US Short Treasury Index
0.74	1.82	1.32	0.74
ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity Index
0.78	1.93	1.50	0.91

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Bloomberg Barclays US Short Treasury Index—The Bloomberg Barclays US Short Treasury Index includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips.

ICE BofAML US Dollar 3-Month Deposit Offered Rate Constant Maturity Index—tracks the performance of a basket of synthetic assets paying Libid to a stated maturity. The index purchases a new instrument each day, priced at par, having exactly its stated maturity and with a coupon equal to that day’s fixing rate. All issues are held to maturity. Therefore each day the index is comprised of a basket of securities. The index is not marked to market. The returns of the index represent the accrued income generated by the equally weighted average of all the coupons in the basket for a given day.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

Distributions and Yields as of 7/31/20
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
PGIM Core Short-Term Bond Fund	0.09	1.13	1.13

Prudential Investment Portfolios 2	3

PGIM Core Short-Term Bond Fund

Your Fund’s Performance (continued)

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Credit Quality expressed as a percentage of total investments as of 7/31/20 (%)
AAA	27.8
AA	12.4
A	24.8
BBB	13.2
BB	0.5
B	0.2
CCC	0.2
Not Rated	–0.9
Cash/Cash Equivalents	21.8
Total Investments	100.0

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

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PGIM Core Ultra Short Bond Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments.com or by calling (800) 225-1852.

Total Returns as of 7/31/20	Average Annual Total Returns as of 7/31/20
6 Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)
PGIM Core Ultra Short Bond Fund
0.52	1.58	1.40	0.79
Bloomberg Barclays 1-3 Month US Treasury Bill Index
0.38	1.30	1.12	0.59
iMoneyNet Prime Institutional Funds Average
0.67	1.22	1.10	0.57

*Not annualized

The returns in the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definition

Bloomberg Barclays 1–3 Month US Treasury Bill Index—The Bloomberg Barclays 1–3 Month US Treasury Bill Index includes all publicly issued zero-coupon US Treasury Bills that have a remaining maturity of less than 3 months and more than 1 month, are rated investment grade, and have $250 million or more of outstanding face value.

iMoneyNet Prime Institutional Funds Average—The iMoneyNet Prime Institutional Funds Average is based on the average return of all funds in the iMoneyNet Prime Institutional Funds universe for the periods noted. Funds in the iMoneyNet Prime Institutional Funds Average primarily invest in a variety of taxable short-term corporate and bank debt securities.

Distributions and Yields as of 7/31/20
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
PGIM Core Ultra Short Bond Fund	0.01	0.31	0.31

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements). The investor experience is represented by the SEC 30-Day Subsidized Yield.

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses. The investor experience is represented by the SEC 30-Day Subsidized Yield.

Prudential Investment Portfolios 2	5

PGIM Core Ultra Short Bond Fund

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 7/31/20 (%)
A-1+/P-1	81.2
A-1/P-1	18.8
Total Investments	100.0

Credit ratings reflect the highest rating assigned by an NRSRO such as Moody’s, S&P and Fitch. Moody’s Investors Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent, and are widely used. Credit ratings are subject to change.

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PGIM Institutional Money Market Fund

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at pgim.com/investments.com or by calling (800) 225-1852.

Total Returns as of 7/31/20	Average Annual Total Returns as of 7/31/20
6 Months* (%)	One Year (%)	Since Inception (%)
PGIM Institutional Money Market Fund
0.45	1.49	1.59 (7/19/16)
iMoneyNet Prime Institutional Funds Average
0.67	1.22	1.34

*Not annualized

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Institutional Money Market Fund Yield Comparison

Prudential Investment Portfolios 2	7

PGIM Institutional Money Market Fund

Your Fund’s Performance (continued)

Weighted Average Maturity* (WAM) Comparison

The graphs portray weekly 7-day current yields and weekly WAMs for PGIM Institutional Money Market Fund and the iMoneyNet Prime Institutional Funds Average every Tuesday from July 30, 2019 to July 28, 2020, the closest dates prior to the beginning and end of the Fund’s reporting period. Note: iMoneyNet, Inc. regularly reports a 7-day current yield and WAM on Tuesdays. As a result, the data portrayed for the Fund at the end of the reporting period in the graphs may not match the data portrayed in the Fund’s performance table as of July 31, 2020.

* Weighted Average Maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding, or redemption provision.

Benchmark Definition

iMoneyNet Prime Institutional Funds Average—The iMoneyNet Prime Institutional Funds Average is based on the average return of all funds in the iMoneyNet Prime Institutional Funds universe for the periods noted. Funds in the iMoneyNet Prime Institutional Funds Average primarily invest in a variety of taxable short-term corporate and bank debt securities.

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Fees and Expenses (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended July 31, 2020. The example is for illustrative purposes only; you should consult the Fund’s Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Investment Portfolios 2	9

Fees and Expenses (continued)

PGIM Core Short-Term Bond Fund	Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,008.50	0.04%	$0.20
Hypothetical	$1,000.00	$1,024.66	0.04%	$0.20

PGIM Core Ultra Short Bond Fund	Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,005.20	0.01%	$0.05
Hypothetical	$1,000.00	$1,024.81	0.01%	$0.05

PGIM Institutional Money Market Fund	Beginning Account Value February 1, 2020	Ending Account Value July 31, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$1,004.50	0.07%	$0.35
Hypothetical	$1,000.00	$1,024.52	0.07%	$0.35

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended July 31, 2020, and divided by the 366 days in the Fund’s fiscal year ending January 31, 2021 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Glossary

The following abbreviations are used in the Funds’ descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

A—Annual payment frequency for swaps

ABS—Asset-Backed Security

AMBAC—American Municipal Bond Assurance Corp.

FHLMC—Federal Home Loan Mortgage Corporation

FNMA—Federal National Mortgage Association

FRDD—Floating Rate Daily Demand Note

GMTN—Global Medium Term Note

GNMA—Government National Mortgage Association

LIBOR—London Interbank Offered Rate

LP—Limited Partnership

MASTR—Morgan Stanley Structured Asset Security

MTN—Medium Term Note

Q—Quarterly payment frequency for swaps

S—Semiannual payment frequency for swaps

USOIS—United States Overnight Index Swap

11

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

LONG-TERM INVESTMENTS 80.4%

ASSET-BACKED SECURITIES 13.7%

Automobiles 8.2%
Ally Auto Receivables Trust,
Series 2018-03, Class A3	3.000%	01/17/23	9,754	$9,898,733
Series 2019-02, Class A3	2.230	01/16/24	3,700	3,778,883
Ally Master Owner Trust,
Series 2018-02, Class A	3.290	05/15/23	9,100	9,282,966
Series 2018-04, Class A	3.300	07/17/23	10,000	10,259,992
Bank of The West Auto Trust,
Series 2017-01, Class A3, 144A	2.110	01/15/23	427	429,918
BMW Floorplan Master Owner Trust, Series 2018-01, Class A1, 144A	3.150	05/15/23	5,000	5,083,536
CarMax Auto Owner Trust,
Series 2017-04, Class A3	2.110	10/17/22	1,074	1,081,884
Series 2018-01, Class A3	2.480	11/15/22	1,822	1,842,852
Series 2018-02, Class A3	2.980	01/17/23	3,898	3,958,749
Series 2018-03, Class A3	3.130	06/15/23	8,473	8,658,849
Series 2018-04, Class A3	3.360	09/15/23	9,500	9,792,666
Series 2019-01, Class A2A	3.020	07/15/22	1,139	1,144,126
Series 2019-02, Class A3	2.680	03/15/24	3,500	3,610,132
Fifth Third Auto Trust, Series 2019-01, Class A3	2.640	12/15/23	2,500	2,559,858
Ford Credit Auto Lease Trust,
Series 2020-B, Class A2A	0.500	12/15/22	2,700	2,700,515
Series 2020-B, Class A2B, 1 Month LIBOR + 0.260%	0.439(c)	12/15/22	2,700	2,699,545
Ford Credit Auto Owner Trust,
Series 2016-01, Class A, 144A	2.310	08/15/27	3,250	3,279,559
Series 2017-01, Class A, 144A	2.620	08/15/28	4,600	4,740,594
Ford Credit Floorplan Master Owner Trust,
Series 2017-02, Class A2, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)	0.525(c)	09/15/22	7,500	7,499,908
Series 2019-01, Class A	2.840	03/15/24	8,400	8,680,106
Series 2019-03, Class A1	2.230	09/15/24	3,800	3,905,223
GM Financial Automobile Leasing Trust, Series 2019-03, Class A2A	2.090	10/20/21	3,449	3,465,073
GM Financial Consumer Automobile Receivables Trust,
Series 2018-03, Class A3	3.020	05/16/23	3,395	3,457,657
Series 2018-04, Class A3	3.210	10/16/23	5,454	5,591,774
GMF Floorplan Owner Revolving Trust,
Series 2018-04, Class A1, 144A	3.500	09/15/23	13,100	13,482,248
Series 2019-01, Class A, 144A	2.700	04/15/24	10,500	10,757,227

See Notes to Financial Statements.

12

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Automobiles (cont’d.)
Honda Auto Receivables Owner Trust,
Series 2018-02, Class A3	3.010%	05/18/22	3,265	$3,308,115
Series 2019-02, Class A3	2.520	06/21/23	2,000	2,060,052
Hyundai Auto Lease Securitization Trust, Series 2019-B, Class A2, 144A	2.080	12/15/21	8,950	8,999,692
Hyundai Floorplan Master Owner Trust, Series 2019-01, Class A, 144A	2.680	04/15/24	4,900	5,022,085
Mercedes-Benz Auto Receivables Trust, Series 2018-01, Class A3	3.030	01/17/23	3,437	3,496,626
Nissan Auto Receivables Owner Trust, Series 2018-B, Class A3	3.060	03/15/23	3,973	4,050,904
Santander Retail Auto Lease Trust,
Series 2019-A, Class A2, 144A	2.720	01/20/22	8,645	8,715,607
Series 2019-C, Class A2A, 144A	1.890	09/20/22	13,437	13,575,623
Toyota Auto Receivables Owner Trust, Series 2018-C, Class A3	3.020	12/15/22	5,300	5,402,801
World Omni Auto Receivables Trust,
Series 2018-C, Class A3	3.130	11/15/23	8,088	8,259,523
Series 2018-D, Class A3	3.330	04/15/24	8,400	8,645,095
Series 2019-A, Class A3	3.040	05/15/24	1,800	1,849,877
World Omni Automobile Lease Securitization Trust, Series 2019-B, Class A2A	2.050	07/15/22	9,979	10,061,101

				225,089,674

Credit Cards 3.5%
American Express Credit Account Master Trust,
Series 2018-06, Class A	3.060	02/15/24	7,700	7,901,929
Series 2018-08, Class A	3.180	04/15/24	7,700	7,948,438
Series 2019-01, Class A	2.870	10/15/24	15,000	15,621,015
Series 2019-02, Class A	2.670	11/15/24	6,900	7,172,464
Series 2019-03, Class A	2.000	04/15/25	14,800	15,331,302
BA Credit Card Trust,
Series 2018-A03, Class A3	3.100	12/15/23	4,500	4,620,758
Series 2019-A01, Class A1	1.740	01/15/25	16,600	17,067,768
Discover Card Execution Note Trust, Series 2018-A04, Class A4	3.110	01/16/24	7,400	7,599,287

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	13

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Credit Cards (cont’d.)
Discover Card Execution Note Trust, (cont’d.)
Series 2018-A05, Class A5	3.320%	03/15/24	10,100	$10,439,474
Series 2019-A01, Class A1	3.040	07/15/24	1,000	1,039,837

				94,742,272

Home Equity Loans 1.5%
ABFC Trust,
Series 2003-AHL01, Class A1	4.184	03/25/33	240	243,828
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.340%)	0.852(c)	04/25/33	645	592,710
Series 2004-HE01, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	1.072(c)	03/25/34	517	504,985
Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)	0.872(c)	01/25/35	1,022	991,261
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE01, Class M2, 1 Month LIBOR + 2.550% (Cap N/A, Floor 1.700%)	2.722(c)	11/25/33	19	24,011
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.370%)	0.912(c)	12/25/33	217	209,472
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W03, Class M2, 1 Month LIBOR + 2.700% (Cap N/A, Floor 1.800%)	2.872(c)	09/25/33	7,339	7,249,003
Series 2003-W04, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)	1.372(c)	10/25/33	2,042	1,990,758
Series 2004-W08, Class A2, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.480%)	1.132(c)	05/25/34	21	21,109
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE06, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.340%)	0.852(c)	11/25/33	193	182,701
Bear Stearns Asset-Backed Securities Trust, Series 2003-03, Class M1, 1 Month LIBOR + 1.230% (Cap 11.000%, Floor 0.820%)	1.402(c)	06/25/43	468	459,081
CDC Mortgage Capital Trust, Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	1.222(c)	11/25/33	1,328	1,302,494

See Notes to Financial Statements.

14

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
CDC Mortgage Capital Trust, (cont’d.)
Series 2003-HE04, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)	1.147	%(c)	03/25/34	507	$499,832
Equifirst Mortgage Loan Trust, Series 2003-01, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 1.900%)	3.022	(c)	12/25/32	55	54,993
Home Equity Asset Trust,
Series 2002-03, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.900%)	1.522	(c)	02/25/33	459	449,467
Series 2002-04, Class M1, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.000%)	1.672	(c)	03/25/33	331	328,368
Series 2003-02, Class M1, 1 Month LIBOR + 1.320% (Cap N/A, Floor 0.880%)	1.492	(c)	08/25/33	868	849,761
Series 2003-03, Class M1, 1 Month LIBOR + 1.290% (Cap N/A, Floor 0.860%)	1.462	(c)	08/25/33	769	754,848
Series 2003-08, Class M1, 1 Month LIBOR + 1.080% (Cap N/A, Floor 0.720%)	1.252	(c)	04/25/34	311	305,183
MASTR Asset-Backed Securities Trust, Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)	0.872	(c)	09/25/34	141	132,462
Merrill Lynch Mortgage Investors Trust,
Series 2004-HE02, Class A1A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.400%)	0.972	(c)	08/25/35	51	45,647
Series 2004-HE02, Class M1, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.800%)	1.372	(c)	08/25/35	285	282,049
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2002-NC06, Class M1, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.000%)	1.672	(c)	11/25/32	198	196,643
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 0.850%)	1.447	(c)	04/25/33	1,247	1,240,569
Series 2003-NC05, Class M3, 1 Month LIBOR + 3.450% (Cap N/A, Floor 2.300%)	3.622	(c)	04/25/33	88	85,878
Series 2003-NC08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	1.222	(c)	09/25/33	939	917,628
Series 2003-NC08, Class M2, 1 Month LIBOR + 2.625% (Cap N/A, Floor 1.750%)	2.797	(c)	09/25/33	13	12,080
Series 2003-NC10, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)	1.192	(c)	10/25/33	149	147,426
Series 2004-HE01, Class A4, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.370%)	0.912	(c)	01/25/34	1,093	1,066,921

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	15

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust, (cont’d.)
Series 2004-HE07, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	1.072	%(c)	08/25/34	2,750	$2,692,408
Morgan Stanley Dean Witter Capital I, Inc.,
Series 2003-NC03, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.900%)	1.522	(c)	03/25/33	291	289,028
New Century Home Equity Loan Trust,
Series 2003-06, Class M1, 1 Month LIBOR + 1.080% (Cap 12.500%, Floor 0.720%)	1.252	(c)	01/25/34	4,491	4,402,728
Series 2004-01, Class M1, 1 Month LIBOR + 0.885% (Cap 11.500%, Floor 0.590%)	1.057	(c)	05/25/34	3,189	3,083,618
Renaissance Home Equity Loan Trust, Series 2003-01, Class A, 1 Month LIBOR + 0.860% (Cap N/A, Floor 0.430%)	1.032	(c)	06/25/33	253	237,041
Residential Asset Securities Trust,
Series 2004-KS05, Class AI5	4.704	(cc)	06/25/34	5,248	5,362,654
Saxon Asset Securities Trust,
Series 2003-03, Class M2, 1 Month LIBOR + 2.400% (Cap N/A, Floor 1.600%)	2.572	(c)	12/25/33	38	36,863
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC01, Class M1, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)	0.952	(c)	02/25/34	2,520	2,456,953

					39,702,461

Residential Mortgage-Backed Securities 0.5%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-R05, Class M1, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.580%)	1.042	(c)	07/25/34	392	390,300
Amortizing Residential Collateral Trust, Series 2002-BC05, Class M2, 1 Month LIBOR + 1.800% (Cap N/A, Floor 1.200%)	1.972	(c)	07/25/32	78	77,684
Chase Funding Trust,
Series 2002-02, Class 2A1, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.250%)	0.672	(c)	05/25/32	365	356,753
Series 2003-01, Class 2A2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.330%)	0.832	(c)	11/25/32	331	326,012

See Notes to Financial Statements.

16

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates,
Series 2003-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	1.222	%(c)	07/25/33	156	$153,623
Series 2004-01, Class M1, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.500%)	0.922	(c)	03/25/34	235	233,535
Series 2004-ECC01, Class M1, 1 Month LIBOR + 0.945% (Cap N/A, Floor 0.315%)	1.117	(c)	11/25/34	2,214	2,164,365
Credit-Based Asset Servicing & Securitization LLC,
Series 2003-CB05, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)	1.192	(c)	11/25/33	595	577,138
Equity One Mortgage Pass-Through Trust, Series 2003-01, Class M1	4.860	(cc)	08/25/33	60	61,738
First Franklin Mortgage Loan Trust,
Series 2004-FF05, Class A1, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.360%)	0.892	(c)	08/25/34	179	178,227
GSAMP Trust,
Series 2003-FM01, Class M2, 1 Month LIBOR + 2.775% (Cap N/A, Floor 1.850%)	2.962	(c)	03/20/33	32	33,008
HSI Asset Securitization Corp. Trust,
Series 2006-OPT04, Class 2A4, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)	0.422	(c)	03/25/36	1,400	1,359,751
Long Beach Mortgage Loan Trust,
Series 2003-03, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 0.750%)	1.297	(c)	07/25/33	826	809,405
Series 2003-04, Class M1, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)	1.192	(c)	08/25/33	456	450,907
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)	0.967	(c)	06/25/34	2,016	1,943,658
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)	1.027	(c)	07/25/34	2,647	2,511,401
Merrill Lynch Mortgage Investors Trust,
Series 2003-WMC02, Class M2, 1 Month LIBOR + 2.850% (Cap N/A, Floor 1.900%)	3.022	(c)	02/25/34	223	218,507
Series 2004-WMC01, Class M2, 1 Month LIBOR + 1.650% (Cap N/A, Floor 1.100%)	1.822	(c)	10/25/34	776	761,493
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	1.072	(c)	05/25/34	430	422,179
Saxon Asset Securities Trust,
Series 2004-02, Class AF3	3.974	(cc)	08/25/35	41	43,700

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	17

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities (cont’d.)
Specialty Underwriting & Residential Finance Trust, Series 2004-BC04, Class A1B, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.400%)	0.972	%(c)	10/25/35	580	$563,385
Structured Asset Investment Loan Trust, Series 2003-BC01, Class A2, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.340%)	0.852	(c)	01/25/33	102	100,472
					13,737,241

Student Loans 0.0%
Navient Student Loan Trust,
Series 2018-04A, Class A1, 144A, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.000%)	0.422	(c)	06/27/67	351	350,687
Series 2019-01A, Class A1, 144A, 1 Month LIBOR + 0.330% (Cap N/A, Floor 0.000%)	0.502	(c)	12/27/67	903	903,263

					1,253,950

TOTAL ASSET-BACKED SECURITIES (cost $361,653,669)					374,525,598

CERTIFICATES OF DEPOSIT 1.8%
Credit Agricole Corporate & Investment Bank, 3 Month LIBOR + 0.480%	0.793	(c)	09/13/21	10,000	10,015,804
Nordea Bank Abp, 3 Month LIBOR + 0.200%	0.624	(c)	02/14/22	20,000	19,931,303
Svenska Handelsbanken, 3 Month LIBOR + 0.200%	0.586	(c)	02/18/22	20,000	20,008,675

TOTAL CERTIFICATES OF DEPOSIT (cost $49,994,469)					49,955,782

COMMERCIAL MORTGAGE-BACKED SECURITIES 15.1%
BANK, Series 2017-BNK05, Class A1	1.909		06/15/60	1,024	1,028,403
Barclays Commercial Mortgage Securities Trust, Series 2018-TALL, Class A, 144A, 1 Month LIBOR + 0.722% (Cap N/A, Floor 0.722%)	0.897	(c)	03/15/37	37,270	36,140,156
BX Commercial Mortgage Trust,
Series 2018-BIOA, Class A, 144A, 1 Month LIBOR + 0.671% (Cap N/A, Floor 0.648%)	0.846	(c)	03/15/37	35,000	34,562,234
Series 2020-BXLP, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)	0.975	(c)	12/15/36	5,994	5,959,037

See Notes to Financial Statements.

18

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
BX Trust,
Series 2018-EXCL, Class A, 144A, 1 Month LIBOR + 1.088% (Cap N/A, Floor 1.088%)	1.262	%(c)	09/15/37	9,369	$8,539,216
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 144A, 1 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	1.245	(c)	12/15/37	9,500	9,479,040
CD Mortgage Trust, Series 2017-CD06, Class A1	2.168		11/13/50	2,180	2,200,044
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 144A, 1 Month LIBOR + 0.790% (Cap N/A, Floor 0.750%)	0.965	(c)	07/15/32	4,568	4,557,771
Citigroup Commercial Mortgage Trust,
Series 2016-P04, Class A2	2.450		07/10/49	20,000	20,083,712
Commercial Mortgage Trust,
Series 2014-CR15, Class A2	2.928		02/10/47	997	1,006,687
Series 2014-UBS02, Class A2	2.820		03/10/47	31	30,825
Series 2014-UBS05, Class A2	3.031		09/10/47	687	688,842
Series 2018-HCLV, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.175	(c)	09/15/33	11,508	11,042,686
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class A, 144A, 1 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	1.155	(c)	05/15/36	35,000	34,912,136
CSWF, Series 2018-TOP, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.175	(c)	08/15/35	12,170	11,804,566
DBJPM Mortgage Trust, Series 2016-C01, Class A1	1.676		05/10/49	193	193,507
Series 2016-C03, Class A1	1.502		08/10/49	346	346,012
GS Mortgage Securities Trust,
Series 2018-GS09, Class A1	2.861		03/10/51	2,978	3,033,511
Series 2018-HART, Class A, 144A, 1 Month LIBOR +
1.090% (Cap N/A, Floor 1.090%)	1.265	(c)	10/15/31	21,300	20,781,843
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A3A2, 144A	3.472		07/15/47	14,302	14,495,448
Series 2017-FL11, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)	1.025	(c)	10/15/32	9,977	9,548,101
Series 2018-WPT, Class AFL, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	1.114	(c)	07/05/33	19,358	19,025,208
Series 2019-BKWD, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)	1.175	(c)	09/15/29	4,600	4,465,046

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	19

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)

JP Morgan Chase Commercial Mortgage Securities Trust, (cont’d.)
Series 2020-NNN, Class AFL, 144A, 1 Month LIBOR + 0.860% (Cap N/A, Floor 0.860%)	1.037	%(c)	01/16/37	2,700	$2,603,000
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C15, Class ASB	3.659		11/15/45	815	845,067
Series 2014-C24, Class A3	3.098		11/15/47	19,500	19,630,155
Series 2014-C24, Class A4A2, 144A	3.373		11/15/47	25,000	26,744,730
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR07, Class A2	2.215		05/13/53	25,000	26,024,292
Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A2, 144A	3.128		07/12/50	4,983	5,048,965
LSTAR Commercial Mortgage Trust, Series 2017-05, Class A2, 144A	2.776		03/10/50	10,675	10,844,569
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C07, Class A3	2.655		02/15/46	5,848	5,995,733
Series 2015-C24, Class A2	3.088		05/15/48	1,765	1,764,290
Morgan Stanley Capital I Trust,
Series 2012-C04, Class A4	3.244		03/15/45	3,450	3,514,111
Series 2016-UB12, Class A2	2.932		12/15/49	13,200	13,378,439
UBS Commercial Mortgage Trust, Series 2017-C01, Class A1	1.887		06/15/50	925	926,435
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C03, Class A4	3.091		08/10/49	9,096	9,413,905
Series 2012-C04, Class A3	2.533		12/10/45	14,540	14,530,251
Series 2012-C04, Class A5	2.850		12/10/45	4,512	4,675,003
Wells Fargo Commercial Mortgage Trust, Series 2015-P02, Class A2B	4.740	(cc)	12/15/48	9,800	9,904,380
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A3FL, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.931	(c)	03/15/47	2,744	2,742,587

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $415,874,532)					412,509,943

See Notes to Financial Statements.

20

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS 49.8%

Aerospace & Defense 0.6%
General Dynamics Corp.,
Gtd. Notes, 3 Month LIBOR + 0.380%	0.828%(c)	05/11/21	10,675	$10,696,422
Lockheed Martin Corp.,
Sr. Unsec’d. Notes	3.350	09/15/21	5,263	5,444,235

				16,140,657

Airlines 0.7%
Southwest Airlines Co.,
Sr. Unsec’d. Notes	4.750	05/04/23	17,500	18,276,049

Apparel 0.6%
VF Corp.,
Sr. Unsec’d. Notes	2.050	04/23/22	15,000	15,395,197

Auto Manufacturers 3.4%
American Honda Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	0.891(c)	11/05/21	3,410	3,411,118
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.370%	0.794(c)	08/14/20	5,000	5,000,747
Gtd. Notes, 144A	1.850	09/15/21	8,000	8,081,491
Gtd. Notes, 144A	3.800	04/06/23	10,000	10,789,932
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.450%	0.808(c)	02/22/21	11,000	10,986,750
Gtd. Notes, 144A	2.300	02/12/21	1,670	1,682,373
Harley-Davidson Financial Services, Inc.,
Gtd. Notes, 144A, MTN, 3 Month LIBOR + 0.940%	1.284(c)	03/02/21	8,000	7,964,722
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, Secured Overnight Financing Rate + 0.400%	0.490(c)	10/23/20	5,600	5,602,123
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.280%	0.546(c)	04/13/21	10,000	10,006,464
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.290%	0.566(c)	10/07/21	11,000	11,010,987
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.690%	0.956(c)	01/11/22	550	553,146
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.770%	1.204(c)	11/13/20	7,000	7,004,087
Gtd. Notes, 144A	2.900	05/13/22	10,000	10,372,344

				92,466,284

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	21

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks 13.1%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.320%	0.768%(c)	11/09/20	600	$600,342
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.490%	0.864(c)	11/21/22	20,434	20,517,240
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.560%	1.826(c)	04/11/22	12,200	12,294,214
Bank of America Corp.,
Sr. Unsec’d. Notes, MTN	5.000	05/13/21	1,225	1,269,148
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, Series D, MTN, 3 Month LIBOR + 0.460%	0.726(c)	04/13/21	7,500	7,521,109
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.050%	1.318(c)	10/30/23	1,927	1,954,654
Sr. Unsec’d. Notes, MTN	1.950	08/23/22	6,700	6,919,331
Bank of Nova Scotia (The) (Canada),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.620%	0.936(c)	09/19/22	1,750	1,763,596
Sr. Unsec’d. Notes	1.625	05/01/23	14,000	14,420,517
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.730%	1.002(c)	07/20/22	960	964,566
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes	1.700	05/12/22	11,000	11,222,791
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes, Secured Overnight Financing Rate+ 0.800%	0.900(c)	03/17/23	21,000	21,036,146
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	1.041(c)	06/16/22	2,260	2,280,864
Citibank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	0.977(c)	05/20/22	4,750	4,768,085
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.700%	1.010(c)	03/10/22	5,000	5,038,619
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.680%	0.988(c)	09/18/22	250	252,154
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes	3.125	04/26/21	8,000	8,165,885
Sr. Unsec’d. Notes, GMTN	2.500	01/19/21	15,000	15,139,116
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, Secured Overnight Financing Rate + 0.450%	0.527(c)	02/04/22	18,000	17,974,617

See Notes to Financial Statements.

22

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Credit Suisse AG (Switzerland), (cont’d.)
Sr. Unsec’d. Notes	2.100%	11/12/21	9,000	$9,196,409
Federation des Caisses Desjardins du Quebec (Canada),
Sr. Unsec’d. Notes, 144A, MTN, 3 Month LIBOR + 0.330%	0.598(c)	10/30/20	7,000	7,004,477
Fifth Third Bank NA,
Sr. Unsec’d. Notes, MTN	1.800	01/30/23	7,000	7,209,422
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	2.625	04/25/21	3,200	3,245,990
Huntington National Bank (The),
Sr. Unsec’d. Notes	1.800	02/03/23	8,000	8,243,207
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN	6.500	02/24/21	3,084	3,165,970
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.610%	0.918(c)	06/18/22	10,734	10,771,947
KeyBank NA,
Sr. Unsec’d. Notes	1.250	03/10/23	12,500	12,744,167
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.800%	1.106(c)	06/21/21	3,000	3,014,934
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes	2.623	07/18/22	20,000	20,798,126
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN, Secured Overnight
Financing Rate+ 0.700%	0.800(c)	01/20/23	9,167	9,179,407
National Australia Bank Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.890%	1.163(c)	01/10/22	400	403,982
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A	1.200	04/23/23	5,000	5,098,535
PNC Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.325%	0.685(c)	02/24/23	14,000	14,008,249
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%	0.745(c)	07/27/22	350	351,804
Sr. Unsec’d. Notes	2.150	04/29/21	1,385	1,402,065
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.390%	0.658(c)	04/30/21	10,000	10,021,593
Sr. Unsec’d. Notes, MTN	2.150	10/26/20	12,000	12,054,480
Santander UK PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.660%	1.052(c)	11/15/21	9,000	9,046,570
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes, 144A, MTN	2.625	11/17/20	4,300	4,328,817

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	23

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN, Secured Overnight
Financing Rate+ 0.480%	0.580%(c)	01/27/23	2,750	$2,743,485
Truist Bank,
Sr. Unsec’d. Notes, Secured Overnight Financing Rate+ 0.730%	0.827(c)	03/09/23	2,750	2,756,535
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.590%	0.976(c)	05/17/22	17,000	17,086,194
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.750	04/21/22	12,500	12,763,890
US Bank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.440%	0.800(c)	05/23/22	6,300	6,323,804
Wells Fargo & Co.,
Sr. Unsec’d. Notes	2.100	07/26/21	10,000	10,167,889
Westpac Banking Corp. (Australia),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%	1.112(c)	05/15/23	175	176,642

				357,411,584

Beverages 0.4%
Keurig Dr. Pepper, Inc.,
Gtd. Notes	3.551	05/25/21	10,000	10,251,006

Chemicals 0.9%
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.710%	1.102(c)	11/15/20	17,350	17,374,876
Sr. Unsec’d. Notes	3.766	11/15/20	1,000	1,009,146
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	1.900	05/13/23	5,000	5,169,851

				23,553,873

Commercial Services 0.5%
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes	1.350	06/01/23	9,000	9,225,731
Verisk Analytics, Inc.,
Sr. Unsec’d. Notes	5.800	05/01/21	5,000	5,187,679

				14,413,410

See Notes to Financial Statements.

24

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Computers 1.8%
Apple, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.130%	1.490%(c)	02/23/21	6,524	$6,564,765
Sr. Unsec’d. Notes	1.700	09/11/22	5,000	5,147,049
Hewlett Packard Enterprise Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.680%	0.998(c)	03/12/21	5,000	4,997,470
Sr. Unsec’d. Notes	3.600	10/15/20	10,000	10,026,706
IBM Credit LLC,
Sr. Unsec’d. Notes	2.650	02/05/21	3,000	3,035,872
International Business Machines Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%	0.834(c)	05/13/21	18,800	18,840,005

				48,611,867

Cosmetics/Personal Care 0.2%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes	2.150	08/11/22	6,499	6,758,807

Diversified Financial Services 1.0%
AIG Global Funding,
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.650%	0.908(c)	01/22/21	10,000	10,021,874
American Express Credit Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.700%	1.037(c)	03/03/22	1,561	1,570,698
Capital One Bank USA NA,
Sub. Notes	3.375	02/15/23	6,000	6,344,517
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.320%	0.694(c)	05/21/21	10,500	10,519,236

				28,456,325

Electric 3.5%
American Electric Power Co., Inc.,
Sr. Unsec’d. Notes	2.150	11/13/20	15,000	15,075,303
Sr. Unsec’d. Notes, Series I	3.650	12/01/21	5,051	5,258,308
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	3.600	11/01/21	9,250	9,628,593
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series C, 3 Month LIBOR + 0.400%	0.697(c)	06/25/21	9,000	9,025,392
Consolidated Edison, Inc.,
Sr. Unsec’d. Notes	2.000	05/15/21	3,500	3,541,053

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	25

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Electric (cont’d.)
DTE Energy Co.,
Sr. Unsec’d. Notes	2.250%	11/01/22	27,000	$27,939,171
Duke Energy Corp.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.500%	0.924(c)	05/14/21	500	501,294
Duke Energy Florida LLC,
Sr. Unsec’d. Notes, Series A, 3 Month LIBOR + 0.250%	0.610(c)	11/26/21	345	344,763
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.375%	0.683(c)	06/30/21	369	369,968
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.450%	0.756(c)	09/28/20	7,000	7,001,237
Gtd. Notes	2.900	04/01/22	17,500	18,233,388

				96,918,470

Foods 2.7%
General Mills, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.540%	0.811(c)	04/16/21	10,243	10,269,408
Sr. Unsec’d. Notes	3.200	04/16/21	16,500	16,831,600
Mondelez International Holdings Netherlands BV,
Gtd. Notes, 144A	2.000	10/28/21	10,000	10,175,280
Mondelez International, Inc.,
Sr. Unsec’d. Notes	0.625	07/01/22	21,900	22,015,954
Nestle Holdings, Inc.,
Gtd. Notes, 144A	3.100	09/24/21	15,500	15,952,084

				75,244,326

Hand/Machine Tools 0.0%
Stanley Black & Decker, Inc.,
Gtd. Notes	3.400	12/01/21	1,000	1,031,510

Healthcare-Products 0.2%
Medtronic, Inc.,
Gtd. Notes	3.150	03/15/22	2,200	2,299,931
Stryker Corp.,
Sr. Unsec’d. Notes	2.625	03/15/21	3,350	3,390,204

				5,690,135

See Notes to Financial Statements.

26

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Healthcare-Services 0.5%
Anthem, Inc.,
Sr. Unsec’d. Notes	2.500%	11/21/20	15,000	$15,092,642

Insurance 3.6%
AIA Group Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.520%	0.826(c)	09/20/21	24,400	24,256,788
Ambac Assurance Corp.,
Sub. Notes, 144A	5.100	–(rr)	11	14,544
Chubb INA Holdings, Inc.,
Gtd. Notes	2.300	11/03/20	6,930	6,952,622
Jackson National Life Global Funding,
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.480%	0.795(c)	06/11/21	16,800	16,845,300
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes	3.500	12/29/20	3,485	3,529,452
Metropolitan Life Global Funding I,
Sec’d. Notes, 144A	3.450	10/09/21	9,250	9,594,644
Sec’d. Notes, 144A, MTN	3.375	01/11/22	13,750	14,351,187
New York Life Global Funding,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.320%	0.821(c)	08/06/21	5,500	5,516,592
Sr. Sec’d. Notes, 144A, 3 Month LIBOR + 0.440%	0.706(c)	07/12/22	16,760	16,822,911
Principal Life Global Funding II,
Sr. Sec’d. Notes, 144A	2.625	11/19/20	1,750	1,761,781

				99,645,821

Lodging 0.3%
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series Y, 3 Month LIBOR + 0.600%	0.950(c)	12/01/20	8,000	7,966,079

Machinery-Construction & Mining 0.9%
Caterpillar Financial Services Corp.,
Sr. Unsec’d. Notes	1.700	08/09/21	1,471	1,491,840
Sr. Unsec’d. Notes, GMTN, 3 Month LIBOR + 0.290%	0.621(c)	09/04/20	14,000	14,004,492
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.350%	0.668(c)	12/07/20	9,600	9,606,369

				25,102,701

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	27

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Machinery-Diversified 1.4%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.260%	0.570%(c)	09/10/21	10,600	$10,616,606
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.490%	0.803(c)	06/13/22	10,000	10,036,854
Sr. Unsec’d. Notes, MTN	3.900	07/12/21	4,600	4,760,765
Otis Worldwide Corp.,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.450%	0.754(c)	04/05/23	13,225	13,180,675

				38,594,900

Media 1.4%
Comcast Corp.,
Gtd. Notes, 3 Month LIBOR + 0.330%	0.626(c)	10/01/20	25,000	25,013,450
TWDC Enterprises 18 Corp.,
Gtd. Notes, MTN, 3 Month LIBOR + 0.390%	0.721(c)	03/04/22	3,750	3,751,946
Walt Disney Co. (The),
Gtd. Notes, 3 Month LIBOR + 0.250%	0.600(c)	09/01/21	3,000	2,998,172
Gtd. Notes, 3 Month LIBOR + 0.390%	0.740(c)	09/01/22	8,000	7,989,104

				39,752,672

Oil & Gas 2.5%
Exxon Mobil Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.370%	0.688(c)	03/06/22	1,362	1,367,021
Sr. Unsec’d. Notes	1.571	04/15/23	21,000	21,656,403
Phillips 66,
Gtd. Notes	3.700	04/06/23	7,200	7,734,861
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	2.750	04/16/22	13,020	13,379,638
Total Capital International SA (France),
Gtd. Notes	2.218	07/12/21	11,000	11,184,478
Valero Energy Corp.,
Sr. Unsec’d. Notes	2.700	04/15/23	12,000	12,510,963

				67,833,364

Pharmaceuticals 4.1%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.375	11/14/21	4,000	4,151,526
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.350%	0.724(c)	05/21/21	11,000	11,006,569
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.460%	0.841(c)	11/19/21	5,000	5,006,178

See Notes to Financial Statements.

28

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Pharmaceuticals (cont’d.)
AbbVie, Inc., (cont’d.)
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.650%	1.024%(c)	11/21/22	4,000	$4,012,162
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes	2.375	11/16/20	26,000	26,148,374
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A	3.500	06/25/21	7,500	7,672,777
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.200%	0.586(c)	11/16/20	17,800	17,807,654
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	0.766(c)	05/16/22	4,000	4,014,304
Cigna Corp.,
Gtd. Notes	3.200	09/17/20	9,936	9,971,860
GlaxoSmithKline Capital PLC (United Kingdom),
Gtd. Notes	3.125	05/14/21	3,550	3,626,697
McKesson Corp.,
Sr. Unsec’d. Notes	3.650	11/30/20	2,000	2,021,055
Pfizer, Inc.,
Sr. Unsec’d. Notes	1.950	06/03/21	9,100	9,230,703
Sr. Unsec’d. Notes	5.200	08/12/20	7,313	7,320,573

				111,990,432

Pipelines 1.5%
Enterprise Products Operating LLC,
Gtd. Notes	3.500	02/01/22	19,250	20,073,438
Kinder Morgan Energy Partners LP,
Gtd. Notes	3.500	03/01/21	10,830	10,958,119
Kinder Morgan, Inc.,
Gtd. Notes, 144A	5.000	02/15/21	2,604	2,655,243
MPLX LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%	1.213(c)	09/09/21	7,000	6,958,031

				40,644,831

Retail 1.2%
AutoZone, Inc.,
Sr. Unsec’d. Notes	3.700	04/15/22	5,730	5,992,488
Home Depot, Inc. (The),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.310%	0.660(c)	03/01/22	2,419	2,424,644
Sr. Unsec’d. Notes	2.625	06/01/22	6,000	6,249,764

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	29

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Retail (cont’d.)
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%	0.677%(c)	10/28/21	3,100	$3,104,621
Starbucks Corp.,
Sr. Unsec’d. Notes	1.300	05/07/22	2,000	2,029,334
Walmart, Inc.,
Sr. Unsec’d. Notes	3.125	06/23/21	11,717	12,015,103

				31,815,954

Semiconductors 0.4%
Intel Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.350%	0.798(c)	05/11/22	10,000	10,034,876

Software 0.4%
Electronic Arts, Inc.,
Sr. Unsec’d. Notes	3.700	03/01/21	8,000	8,133,803
Infor, Inc.,
Sr. Unsec’d. Notes, 144A	1.450	07/15/23	1,800	1,820,338

				9,954,141

Telecommunications 0.4%
Rogers Communications, Inc. (Canada),
Gtd. Notes, 3 Month LIBOR + 0.600%	0.906(c)	03/22/22	10,400	10,462,380

Transportation 0.9%
FedEx Corp.,
Gtd. Notes	3.400	01/14/22	1,000	1,041,111
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	2.875	06/01/22	6,000	6,228,105
United Parcel Service, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.450%	0.746(c)	04/01/23	5,144	5,170,626
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.380%	0.766(c)	05/16/22	11,800	11,837,018
Sr. Unsec’d. Notes	3.125	01/15/21	1,000	1,012,767

				25,289,627

See Notes to Financial Statements.

30

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Trucking & Leasing 0.7%
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.950%	1.300%(c)	06/01/21	19,000	$18,209,608

TOTAL CORPORATE BONDS (cost $1,343,767,462)				1,363,009,528

TOTAL LONG-TERM INVESTMENTS (cost $2,171,290,132)				2,200,000,851

			Shares

SHORT-TERM INVESTMENTS 19.2%

AFFILIATED MUTUAL FUND 11.8%
PGIM Core Ultra Short Bond Fund (cost $321,687,382)(w)			321,687,382	321,687,382

	Interest Rate	Maturity Date	Principal Amount (000)#

CERTIFICATES OF DEPOSIT 2.3%
Barclays Bank PLC, 3 Month LIBOR + 0.450%	0.721%(c)	10/21/20	21,750	21,757,107
BNP Paribas SA, 3 Month LIBOR + 0.250%	0.937(c)	02/01/21	12,000	11,987,651
DNB Bank ASA, 3 Month LIBOR + 0.280%	0.584(c)	10/08/20	9,500	9,505,143
Sumitomo Mitsui Banking Corp.,
3 Month LIBOR + 0.350%	0.616(c)	07/12/21	5,000	5,002,664
3 Month LIBOR + 0.355%	0.741(c)	05/13/21	16,000	16,001,909

TOTAL CERTIFICATES OF DEPOSIT (cost $64,230,639)				64,254,474

COMMERCIAL PAPER 5.1%
Boeing Co. (The), 144A	2.205(n)	11/18/20	21,000	20,910,808
Glencore Funding LLC,
144A	0.510(n)	08/10/20	15,000	14,998,359
144A	0.510(n)	08/12/20	5,000	4,999,338
ING US Funding LLC, 144A, 3 Month LIBOR + 0.170%	0.475(c)	09/23/20	20,000	20,006,109
Marriott International, Inc., 144A	1.847(n)	09/04/20	10,000	9,991,367
Nissan Motor Acceptance Corp.,
144A	1.942(n)	12/11/20	5,000	4,937,804

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	31

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Nissan Motor Acceptance Corp., (cont’d.)
144A	1.963%(n)	12/15/20	$5,000	4,935,819
144A	1.973(n)	12/14/20	7,500	7,404,488
PepsiCo, Inc., 144A	2.281(n)	10/30/20	20,000	19,990,850
Shell International Finance BV, 144A	2.635(n)	10/05/20	10,000	9,994,757
Walgreens Boots Alliance, Inc.,
144A	1.847(n)	08/28/20	2,000	1,999,684
144A	2.096(n)	09/10/20	10,000	9,995,649
144A	2.097(n)	09/15/20	10,000	9,994,288

TOTAL COMMERCIAL PAPER (cost $140,004,950)				140,159,320

TOTAL SHORT-TERM INVESTMENTS (cost $525,922,971)				526,101,176

TOTAL INVESTMENTS 99.6% (cost $2,697,213,103)				2,726,102,027
Other assets in excess of liabilities(z) 0.4%				10,634,230

NET ASSETS 100.0%				$2,736,736,257

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2020.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(n)	Rate shown reflects yield to maturity at purchased date.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Interest rate swap agreements outstanding at July 31, 2020:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
83,000	11/02/20	2.806%(S)	3 Month LIBOR(1)(Q)	$(801,961)	$(991,253)	$(189,292)
109,000	11/10/20	1.943%(S)	3 Month LIBOR(1)(Q)	933,590	(868,101)	(1,801,691)

See Notes to Financial Statements.

32

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Interest rate swap agreements outstanding at July 31, 2020 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
30,943	12/21/20	3.008%(S)	3 Month LIBOR(1)(Q)	$ (263,857)	$ (424,792)	$ (160,935)
22,854	03/11/21	2.850%(S)	3 Month LIBOR(1)(Q)	(207,181)	(605,158)	(397,977)
173,790	05/09/21	2.855%(S)	3 Month LIBOR(1)(Q)	(774,544)	(4,457,494)	(3,682,950)
26,500	07/27/21	2.929%(S)	3 Month LIBOR(1)(Q)	(440,672)	(720,861)	(280,189)
95,600	10/02/21	1.898%(S)	3 Month LIBOR(1)(Q)	2,013,686	(2,469,995)	(4,483,681)
22,000	10/04/21	3.046%(S)	3 Month LIBOR(1)(Q)	(535,710)	(944,805)	(409,095)
33,301	01/11/22	2.672%(S)	3 Month LIBOR(1)(Q)	(135,630)	(1,236,394)	(1,100,764)
7,000	01/24/22	2.426%(S)	3 Month LIBOR(1)(Q)	—	(234,413)	(234,413)
24,550	04/01/22	2.265%(S)	3 Month LIBOR(1)(Q)	11,634	(1,027,227)	(1,038,861)
49,030	04/12/22	2.357%(S)	3 Month LIBOR(1)(Q)	(286,839)	(2,147,067)	(1,860,228)
74,000	06/15/22	1.873%(S)	3 Month LIBOR(1)(Q)	(116,415)	(2,485,581)	(2,369,166)
21,900	07/02/22	(0.001)%(A)	1 Day USOIS(1)(A)	—	704	704
18,500	08/22/22	1.421%(S)	3 Month LIBOR(1)(Q)	(17,603)	(575,516)	(557,913)
59,800	09/03/22	1.919%(S)	3 Month LIBOR(1)(Q)	(586,731)	(2,614,061)	(2,027,330)
15,000	01/30/23	1.467%(S)	3 Month LIBOR(1)(Q)	—	(485,722)	(485,722)
45,200	05/11/23	2.250%(A)	1 Day USOIS(1)(A)	(2,725,373)	(2,954,703)	(229,330)
25,000	11/29/24	0.090%(A)	1 Day USOIS(1)(A)	(3,784)	(82,143)	(78,359)
				$(3,937,390)	$(25,324,582)	$(21,387,192)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Citigroup Global Markets, Inc.	$5,870,000	$—

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	33

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

The following is a summary of the inputs used as of July 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Asset-Backed Securities
Automobiles	$—	$225,089,674	$—
Credit Cards	—	94,742,272	—
Home Equity Loans	—	39,702,461	—
Residential Mortgage-Backed Securities	—	13,737,241	—
Student Loans	—	1,253,950	—
Certificates of Deposit	—	114,210,256	—
Commercial Mortgage-Backed Securities	—	412,509,943	—
Corporate Bonds	—	1,363,009,528	—
Affiliated Mutual Fund	321,687,382	—	—
Commercial Paper	—	140,159,320	—

Total	$321,687,382	$2,404,414,645	$—

Other Financial Instruments*
Assets
Centrally Cleared Interest Rate Swap Agreement	$—	$704	$—

Liabilities
Centrally Cleared Interest Rate Swap Agreements	$—	$(21,387,896)	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2020 were as follows:

Commercial Mortgage-Backed Securities	15.1%
Banks	13.1
Affiliated Mutual Fund	11.8
Automobiles	8.2
Commercial Paper	5.1
Certificates of Deposit	4.1
Pharmaceuticals	4.1
Insurance	3.6
Electric	3.5
Credit Cards	3.5
Auto Manufacturers	3.4
Foods	2.7
Oil & Gas	2.5

Computers	1.8%
Pipelines	1.5
Home Equity Loans	1.5
Media	1.4
Machinery-Diversified	1.4
Retail	1.2
Diversified Financial Services	1.0
Transportation	0.9
Machinery-Construction & Mining	0.9
Chemicals	0.9
Airlines	0.7
Trucking & Leasing	0.7
Aerospace & Defense	0.6

See Notes to Financial Statements.

34

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Industry Classification (continued):

Apparel	0.6%
Healthcare-Services	0.5
Commercial Services	0.5
Residential Mortgage-Backed Securities	0.5
Telecommunications	0.4
Beverages	0.4
Semiconductors	0.4
Software	0.4
Lodging	0.3
Cosmetics/Personal Care	0.2
Healthcare-Products	0.2

Student Loans	0.0	*%
Hand/Machine Tools	0.0	*
	99.6
Other assets in excess of liabilities	0.4
	100.0%

* Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is interest rate contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of July 31, 2020 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest rate contracts	Due from/to broker-variation margin swaps	$704	*	Due from/to broker-variation margin swaps	$21,387,896	*

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended July 31, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$(4,492,232)

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	35

PGIM Core Short-Term Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Swaps
Interest rate contracts	$(8,041,269)

For the six months ended July 31, 2020, the Fund’s average volume of derivative activities is as follows:

Interest Rate Swap Agreements(1)

$960,403,667

(1)	Notional Amount in USD.

See Notes to Financial Statements.

36

PGIM Core Short-Term Bond Fund

Statement of Assets & Liabilities (unaudited)

as of July 31, 2020

Assets
Investments at value:
Unaffiliated investments (cost $2,375,525,721)	$2,404,414,645
Affiliated investments (cost $321,687,382)	321,687,382
Cash	1,906
Dividends and interest receivable	6,860,924
Deposit with broker for centrally cleared/exchange-traded derivatives	5,870,000
Receivable for Fund shares sold	1,500,000
Due from broker—variation margin swaps	57,464
Prepaid expenses and other assets	10,223

Total Assets	2,740,402,544

Liabilities
Dividends payable	2,017,886
Payable for Fund shares reacquired	1,500,000
Accrued expenses and other liabilities	71,486
Management fee payable	59,379
Affiliated transfer agent fee payable	16,667
Trustees’ fees payable	869

Total Liabilities	3,666,287

Net Assets	$2,736,736,257

Net assets were comprised of:
Shares of beneficial interest, at par	$297,451
Paid-in capital in excess of par	2,765,904,495
Total distributable earnings (loss)	(29,465,689)

Net assets, July 31, 2020	$2,736,736,257

Net asset value and redemption price per share ($2,736,736,257 ÷ 297,450,918 shares of beneficial interest issued and outstanding)	$9.20

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	37

PGIM Core Short-Term Bond Fund

Statement of Operations (unaudited)

Six Months Ended July 31, 2020

Net Investment Income (Loss)
Income
Interest income	$30,573,799
Affiliated dividend income	485,737

Total income	31,059,536

Expenses
Management fee	350,199
Custodian and accounting fees	63,921
Transfer agent’s fees and expenses (including affiliated expense of $ 49,751)	49,751
Audit fee	19,219
Legal fees and expenses	7,952
Shareholders’ reports	7,908
Trustees’ fees	5,371
Miscellaneous	19,703

Total expenses	524,024

Net investment income (loss)	30,535,512

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on:
Investment transactions	(36,517,518)
Swap agreement transactions	(4,492,232)

(41,009,750)

Net change in unrealized appreciation (depreciation) on:
Investments	42,584,082
Swap agreements	(8,041,269)

34,542,813

Net gain (loss) on investment transactions	(6,466,937)

Net Increase (Decrease) In Net Assets Resulting From Operations	$24,068,575

See Notes to Financial Statements.

38

PGIM Core Short-Term Bond Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended July 31, 2020	Year Ended January 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$30,535,512	$83,275,708
Net realized gain (loss) on investment transactions	(41,009,750)	23,840,046
Net change in unrealized appreciation (depreciation) on investments	34,542,813	(16,620,831)

Net increase (decrease) in net assets resulting from operations	24,068,575	90,494,923

Dividends and Distributions
Distributions from distributable earnings	(25,971,812)	(92,073,145)

Fund share transactions
Net proceeds from shares sold	1,717,868,066	299,662,161
Net asset value of shares issued in reinvestment of dividends and distributions	7,466,078	30,665,787
Cost of shares reacquired	(1,698,589,989)	(528,079,289)

Net increase (decrease) in net assets from Fund share transactions	26,744,155	(197,751,341)

Total increase (decrease)	24,840,918	(199,329,563)

Net Assets:
Beginning of period	2,711,895,339	2,911,224,902

End of period	$2,736,736,257	$2,711,895,339

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	39

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 102.5%

CERTIFICATES OF DEPOSIT 21.3%
Adventist Health System/Sunbelt Inc.	1.670%	04/06/21	20,000	$20,045,262
Bank of America NA,
US Federal Funds Effective Rate + 0.180%	0.280(c)	11/05/20	44,000	44,086,949
3 Month LIBOR + 0.080%	0.504(c)	08/14/20	15,000	15,000,583
Bank of Montreal,
3 Month LIBOR + 0.050%	0.297(c)	01/28/21	15,200	15,198,523
Secured Overnight Financing Rate + 0.230%	0.330(c)	04/27/21	25,000	24,994,377
1 Month LIBOR + 0.250%	0.413(c)	08/07/20	150,000	150,007,659
3 Month LIBOR + 0.050%	0.606(c)	02/04/21	32,000	31,996,768
Bank of Montreal	1.400	01/04/21	85,000	85,430,641
Bank of Montreal	1.400	01/04/21	100,000	100,506,639
Bank of Nova Scotia,
3 Month LIBOR + 0.080%	0.350(c)	07/29/21	95,000	94,999,997
3 Month LIBOR + 0.100%	0.548(c)	02/08/21	64,000	64,022,957
3 Month LIBOR + 0.280%	0.586(c)	09/21/20	3,500	3,501,539
BGC Financial, L.P.	1.100	10/15/20	100,000	100,195,933
BNP Paribas SA,
Secured Overnight Financing Rate + 0.200%	0.300(c)	02/10/21	120,000	119,994,150
1 Month LIBOR + 0.240%	0.418(c)	07/13/21	100,000	100,014,193
1 Month LIBOR + 0.270%	0.450(c)	08/21/20	129,000	128,990,657
Canadian Imperial Bank of Commerce	— (p)	08/03/21	179,000	179,000,000
Canadian Imperial Bank of Commerce, 3 Month LIBOR + 0.160%	0.428(c)	08/06/21	50,000	50,000,000
Cooperatieve Rabobank UA, 1 Month LIBOR + 0.200%	0.364(c)	08/03/20	76,000	76,001,389
Credit Agricole Corporate & Investment Bank, 3 Month LIBOR + 0.160%	0.437(c)	07/08/21	115,000	115,096,120
Credit Industriel et Commercial,
US Federal Funds Effective Rate + 0.210%	0.310(c)	02/04/21	50,000	50,002,512
US Federal Funds Effective Rate + 0.210%	0.310(c)	02/10/21	99,000	99,005,107
3 Month LIBOR + 0.170%	0.485(c)	06/11/21	275,000	275,070,394
3 Month LIBOR + 0.100%	0.524(c)	02/16/21	65,000	65,013,991
Credit Suisse AG,
Secured Overnight Financing Rate + 0.270%	0.370(c)	01/29/21	149,000	149,057,910
Secured Overnight Financing Rate + 0.330%	0.430(c)	01/15/21	14,000	13,999,560
Credit Suisse AG	1.970	11/20/20	6,000	6,030,582
DNB Bank ASA, 1 Month LIBOR + 0.210%	0.388(c)	08/12/20	100,000	100,007,807
Goldman Sachs Bank USA, Secured Overnight Financing Rate + 0.280% (Cap N/A, Floor 0.000%)	0.724(c)	08/21/20	179,000	179,026,043

See Notes to Financial Statements.

40

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Goldman Sachs Bank USA, (cont’d.)
Secured Overnight Financing Rate + 0.250% (Cap N/A, Floor 0.000%)	0.813%(c)	02/16/21	71,000	$71,022,432
Lloyds Bank Corporate Markets PLC, 3 Month LIBOR + 0.500%	0.797(c)	09/24/20	5,000	5,003,894
Mizuho Bank Ltd., 1 Month LIBOR + 0.150%	0.337(c)	11/20/20	50,000	49,998,378
1 Month LIBOR + 0.180%	0.353(c)	02/26/21	12,000	11,997,011
1 Month LIBOR + 0.200%	0.366(c)	01/08/21	75,000	75,000,477
1 Month LIBOR + 0.210%	0.373(c)	08/07/20	5,000	5,000,216
1 Month LIBOR + 0.200%	0.388(c)	01/11/21	185,000	185,000,096
Mizuho Bank Ltd.	1.730	01/22/21	11,000	11,077,131
MUFG Bank Ltd.	0.230	11/12/20	50,000	50,000,866
MUFG Bank Ltd.	0.240	10/16/20	200,000	200,020,088
MUFG Bank Ltd.	0.240	10/20/20	80,000	80,007,553
MUFG Bank Ltd., 3 Month LIBOR + 0.460%	1.016(c)	02/04/21	32,000	32,037,896
Natixis SA,
Secured Overnight Financing Rate + 0.250%	0.350(c)	02/12/21	80,000	80,027,337
3 Month LIBOR + 0.150%	0.421(c)	07/21/21	50,000	49,999,996
1 Month LIBOR + 0.300%	0.466(c)	08/10/20	142,000	142,012,338
Natixis SA	0.600	02/01/21	67,000	67,124,707
Nordea Bank Abp, 3 Month LIBOR + 0.110%	0.428(c)	12/07/20	16,000	16,006,022
3 Month LIBOR + 0.100%	0.477(c)	05/21/21	32,000	32,012,734
3 Month LIBOR + 0.290%	0.725(c)	02/12/21	26,000	26,034,266
Norinchukin Bank	0.280	10/16/20	88,800	88,810,247
Norinchukin Bank, 1 Month LIBOR + 0.170%	0.336(c)	01/29/21	151,000	150,982,177
Norinchukin Bank	0.340	01/21/21	130,000	130,010,018
Northern Trust Co. (The)	1.080	11/16/20	115,000	115,296,956
Northern Trust Co. (The)	1.100	12/16/20	135,000	135,440,076
Royal Bank of Canada,
Secured Overnight Financing Rate + 0.190%	0.290(c)	03/19/21	100,000	99,969,207
1 Month LIBOR + 0.230%	0.418(c)	08/10/20	207,000	207,007,889
3 Month LIBOR + 0.140%	0.463(c)	07/30/21	100,000	99,999,998
1 Month LIBOR + 0.760%	0.935(c)	01/15/21	150,000	150,570,090
Royal Bank of Canada	— (p)	08/02/21	100,000	99,960,000
Skandinaviska Enskilda Banken AB, 1 Month LIBOR + 0.120%	0.283(c)	12/07/20	11,000	11,001,903
3 Month LIBOR + 0.170%	0.441(c)	10/16/20	90,000	90,034,650

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	41

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Skandinaviska Enskilda Banken AB, (cont’d.) 3 Month LIBOR + 0.170%	0.441%(c)	10/21/20	35,000	$35,014,398
Skandinaviska Enskilda Banken AB	1.050	11/16/20	185,000	185,475,770
Sumitomo Mitsui Banking Corp., 1 Month LIBOR + 0.180%	0.352(c)	02/03/21	71,000	70,991,868
1 Month LIBOR + 0.190% (Cap N/A, Floor 0.000%)	0.367(c)	01/19/21	150,000	149,999,484
1 Month LIBOR + 0.200%	0.380(c)	02/22/21	149,000	148,998,118
Sumitomo Mitsui Banking Ltd.,
Secured Overnight Financing Rate + 0.140%	0.240(c)	08/28/20	24,000	24,001,454
3 Month LIBOR + 0.070%	0.434(c)	11/30/20	65,000	65,004,181
Svenska Handelsbanken AB, 3 Month LIBOR + 0.120%	0.424(c)	07/06/21	174,000	174,064,241
3 Month LIBOR + 0.110%	0.447(c)	12/03/20	75,000	75,027,475
Toronto-Dominion Bank (The), 3 Month LIBOR + 0.100%	0.395(c)	08/20/21	50,000	50,000,002
3 Month LIBOR + 0.200%	0.447(c)	01/28/21	86,500	86,575,610
3 Month LIBOR + 0.190%	0.466(c)	10/07/20	9,000	9,004,125
UBS AG	1.350	01/14/21	274,000	275,331,234
Wells Fargo Bank NA, 1 Month LIBOR + 0.240%	0.415(c)	08/14/20	175,000	175,009,336
3 Month LIBOR + 0.150%	0.466(c)	01/15/21	25,000	25,014,945
Westpac Banking Corp.	— (p)	08/03/21	50,000	50,000,000
Westpac Banking Corp., 3 Month LIBOR + 0.030%	0.465(c)	02/12/21	70,000	70,020,600

TOTAL CERTIFICATES OF DEPOSIT (cost $6,688,835,481)				6,694,297,732

COMMERCIAL PAPER 25.2%
Bank of Nova Scotia,
144A, US Federal Funds Effective Rate + 0.340%	0.440(c)	08/07/20	100,000	100,001,915
144A, 3 Month LIBOR + 0.090%	0.476(c)	02/16/21	90,000	90,029,065
BPCE SA, 144A	1.609(n)	08/10/20	25,000	24,999,306
144A	1.612(n)	09/16/20	50,000	49,992,428
144A	1.613(n)	09/30/20	22,000	21,995,452
CDP Financial, Inc., 144A	0.401(n)	01/26/21	15,000	14,989,633
144A	0.552(n)	01/21/21	25,000	24,983,808
144A	0.603(n)	01/19/21	50,000	49,968,466
144A	0.653(n)	01/15/21	25,000	24,985,067
144A	0.753(n)	10/14/20	25,000	24,991,406

See Notes to Financial Statements.

42

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
CDP Financial, Inc., (cont’d.) 144A	0.805%(n)	01/11/21	25,000	$24,985,878
144A	0.904(n)	10/13/20	25,000	24,991,521
144A	0.904(n)	10/16/20	25,000	24,991,124
144A	1.004(n)	09/11/20	50,000	49,993,000
144A	1.014(n)	09/14/20	50,000	49,992,500
144A	1.358(n)	09/01/20	100,000	99,989,333
144A	1.653(n)	08/04/20	50,000	49,999,611
Chevron Corp., 144A	1.615(n)	09/17/20	108,030	108,012,427
144A	1.615(n)	09/18/20	50,000	49,991,629
144A	2.268(n)	08/03/20	95,000	94,999,209
Citigroup Global Markets Inc., 144A	0.720(n)	12/01/20	169,000	168,934,752
144A	0.863(n)	08/04/20	125,000	124,998,750
144A	1.155(n)	09/03/20	112,000	111,986,777
144A	1.510(n)	09/02/20	70,000	69,992,043
144A	1.670(n)	11/02/20	78,200	78,182,644
144A	1.686(n)	09/01/20	91,500	91,489,996
Commonwealth Bank of Australia, 144A, 1 Month LIBOR + 0.230%	0.412(c)	09/09/20	8,800	8,802,552
144A, 3 Month LIBOR + 0.120%	0.457(c)	12/03/20	26,000	26,008,658
DNB Bank ASA, 144A	0.220(n)	10/16/20	225,000	224,924,443
144A, 3 Month LIBOR + 0.080%	0.336(c)	07/20/21	18,000	18,001,731
144A, 3 Month LIBOR + 0.040%	0.581(c)	02/05/21	95,000	95,040,850
Eli Lilly and Company, 144A	1.611(n)	09/01/20	161,000	160,915,707
European Investment Bank, 144A	0.140(n)	08/17/20	62,000	61,997,365
European Investment Bank	0.331(n)	11/02/20	98,000	97,971,852
Federation Des Caisses Desjardins, 144A	0.150(n)	08/27/20	30,000	29,997,300
144A	0.180(n)	10/21/20	10,000	9,996,082
144A	0.300(n)	01/15/21	40,000	39,960,800
144A, 1 Month LIBOR + 0.250%	0.425(c)	08/14/20	53,000	53,005,551
FMS Wertmanagement, 144A	0.240(n)	11/05/20	70,000	69,969,257
144A	0.250(n)	01/15/21	6,000	5,994,344
HSBC Bank PLC, 144A, 3 Month LIBOR + 0.050%	0.410(c)	11/25/20	187,000	187,029,320
144A, 3 Month LIBOR + 0.230%	0.496(c)	10/13/20	6,000	6,002,915

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	43

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
HSBC Bank PLC, (cont’d.) 144A, 3 Month LIBOR + 0.260%	0.591%(c)	06/03/21	165,000	$165,082,272
Hydro-Quebec, 144A	0.170(n)	11/04/20	50,000	49,978,266
144A	0.411(n)	10/20/20	125,000	124,957,531
144A	0.486(n)	10/19/20	125,000	124,958,334
ING US Funding LLC, 144A, 3 Month LIBOR + 0.170%	0.475(c)	09/23/20	114,000	114,034,818
JPMorgan Securities LLC, 144A, 1 Month LIBOR + 0.130%	0.297(c)	11/30/20	100,000	99,977,266
144A, 3 Month LIBOR + 0.100%	0.410(c)	06/09/21	70,000	69,999,994
144A, 1 Month LIBOR + 0.270%	0.434(c)	01/06/21	128,000	128,071,860
144A, 3 Month LIBOR + 0.160%	0.546(c)	11/16/20	42,000	42,003,335
Kingdom of Denmark	0.200(n)	10/13/20	55,000	54,985,303
Kingdom of Denmark	0.200(n)	10/14/20	100,000	99,972,917
Kingdom of Denmark	0.331(n)	10/28/20	92,000	91,970,432
Kingdom of Denmark	0.441(n)	10/20/20	145,000	144,957,587
LVMH Moet Hennessy Louis Vuitton SE, 144A	0.229(n)	11/17/20	117,200	117,112,351
144A	0.230(n)	11/12/20	100,000	99,928,356
144A	0.230(n)	11/18/20	50,000	49,962,264
144A	0.230(n)	11/19/20	50,000	49,961,921
144A	0.240(n)	11/03/20	40,000	39,973,717
144A	0.240(n)	11/16/20	18,000	17,986,662
144A	0.250(n)	09/24/20	48,000	47,982,913
144A	0.380(n)	08/20/20	80,000	79,994,534
Michigan State University Board of Trustee	0.240	08/11/20	21,470	21,470,429
Michigan State University Board of Trustee	0.240	09/23/20	18,400	18,400,817
Mitsubishi International Corp.	0.200(n)	10/29/20	45,000	44,975,250
Mitsubishi International Corp.	0.220(n)	11/10/20	61,000	60,959,903
Mizuho Bank Ltd., 144A	0.250(n)	11/13/20	50,000	49,972,583
Nestle Capital Corp., 144A	0.843(n)	10/13/20	100,000	99,976,772
144A	0.905(n)	11/12/20	41,000	40,985,313
Nestle Finance International Ltd., 144A	0.905(n)	11/12/20	25,000	24,990,611
Novartis Finance Corp., 144A	1.632(n)	09/14/20	20,000	19,997,750
144A	1.708(n)	08/10/20	90,000	89,995,225
144A	1.963(n)	08/03/20	55,000	54,999,574

See Notes to Financial Statements.

44

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Novartis Finance Corp., (cont’d.) 144A	1.994%(n)	11/02/20	20,000	$19,991,540
OMERS Finance Trust, 144A	0.240(n)	01/20/21	11,511	11,498,111
Ontario Teachers’ Finance Trust, 144A, 1 Month LIBOR + 0.260%	0.437(c)	09/16/20	30,000	30,009,292
144A, 1 Month LIBOR + 0.280%	0.446(c)	09/22/20	50,000	50,018,655
144A	0.501(n)	10/27/20	15,000	14,994,207
144A	0.601(n)	08/04/20	15,000	14,999,785
144A	0.704(n)	01/08/21	50,000	49,955,054
144A	0.904(n)	10/26/20	50,000	49,981,029
144A	1.542(n)	10/19/20	35,000	34,988,333
144A	1.760(n)	09/03/20	10,000	9,999,008
PepsiCo, Inc., 144A	1.873(n)	12/01/20	43,000	42,971,645
Port Authority of New York and New Jersey	0.420	10/08/20	14,670	14,671,103
Port Authority of New York and New Jersey	0.550	09/03/20	4,300	4,300,399
Port Authority of New York and New Jersey	0.700	08/17/20	8,115	8,115,375
Province of British Columbia	0.401(n)	01/22/21	145,000	144,859,028
Province of British Columbia	0.481(n)	10/20/20	61,000	60,976,530
Province of Ontario	0.497(n)	10/19/20	200,000	199,963,112
PSP Capital, Inc., 144A	0.185(n)	10/20/20	36,150	36,136,498
144A, Secured Overnight Financing Rate + 0.140%	0.240(c)	11/06/20	50,000	50,006,108
144A, Secured Overnight Financing Rate + 0.250%	0.350(c)	08/07/20	55,000	55,002,352
144A	0.351(n)	10/27/20	50,000	49,980,322
144A	0.351(n)	10/28/20	25,000	24,990,049
144A	0.421(n)	10/23/20	205,000	204,921,553
Royal Bank of Canada, 144A, Secured Overnight Financing Rate + 0.220%	0.310(c)	01/22/21	76,000	76,023,229
Shell International Finance BV, 144A	2.635(n)	10/05/20	156,000	155,918,205
State of the Netherlands, 144A	0.330(n)	08/31/20	75,000	74,985,727
Svenska Handelsbanken AB, 144A, 3 Month LIBOR + 0.110%	0.406(c)	06/30/21	44,000	44,015,954
144A, 1 Month LIBOR + 0.250%	0.423(c)	12/31/20	10,000	10,008,750
Swedbank AB	0.245(n)	12/14/20	50,000	49,962,034
Swedbank AB	0.245(n)	12/15/20	50,000	49,961,754
Toronto-Dominion Bank (The), 144A, 3 Month LIBOR + 0.130%	0.432(c)	07/02/21	260,000	260,281,320

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	45

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Total Capital Canada Ltd., 144A	0.200%(n)	10/22/20	50,000	$49,978,904
144A	0.220(n)	10/14/20	75,000	74,972,656
144A	0.240(n)	10/06/20	109,000	108,966,122
144A	0.240(n)	10/07/20	14,000	13,995,557
144A	0.481(n)	11/02/20	67,000	66,967,110
Toyota Credit Canada, Inc.	0.321(n)	01/07/21	50,000	49,915,556
Toyota Finance Australia Ltd., 3 Month LIBOR + 0.080%	0.327(c)	10/23/20	38,000	38,010,298
Toyota Finance Australia Ltd.	0.381(n)	12/16/20	79,000	78,919,446
Toyota Motor Credit Corp.	0.250(n)	11/25/20	24,000	23,980,110
Toyota Motor Finance (Netherlands) BV	0.381(n)	12/14/20	130,000	129,842,844
UBS AG,
144A, 3 Month LIBOR + 0.170%	0.436(c)	07/12/21	100,000	99,999,989
144A, 3 Month LIBOR + 0.200%	0.544(c)	11/30/20	111,000	111,013,389
Westpac Banking Corp.,
144A, 3 Month LIBOR + 0.090%	0.421(c)	05/28/21	10,000	10,002,445
144A, 3 Month LIBOR + 0.090%	0.427(c)	05/28/21	90,000	90,022,009

TOTAL COMMERCIAL PAPER (cost $7,931,876,433)				7,937,735,823

CORPORATE BONDS 1.0%

Auto Manufacturers 0.2%
BMW US Capital LLC,
Gtd. Notes, 144A, 3 Month LIBOR + 0.370%	0.794(c)	08/14/20	49,839	49,846,447
Gtd. Notes, 144A	3.250	08/14/20	10,000	10,008,113
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN, Secured Overnight Financing Rate + 0.400%	0.490(c)	10/23/20	15,000	15,005,687

				74,860,247

Banks 0.7%
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes	2.100	10/05/20	40,000	40,132,003
Citibank NA,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.300%	0.572(c)	10/20/20	11,710	11,716,556
Sr. Unsec’d. Notes	2.125	10/20/20	40,000	40,094,174
Federation des Caisses Desjardins du Quebec (Canada), Sr. Unsec’d. Notes, 144A, MTN	2.250	10/30/20	20,000	20,096,613

See Notes to Financial Statements.

46

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)

Banks (cont’d.)
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, MTN	2.450%	03/30/21	25,000	$25,356,132
Wells Fargo Bank NA,
Sr. Unsec’d. Notes	2.600	01/15/21	62,900	63,592,902

				200,988,380

Insurance 0.1%
New York Life Global Funding,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.160%	0.456(c)	10/01/20	27,560	27,568,953
Principal Life Global Funding II,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.330%	0.674(c)	03/02/21	13,000	13,014,001

				40,582,954

TOTAL CORPORATE BONDS (cost $315,463,823)				316,431,581

MUNICIPAL BOND 0.1%

Texas
University of Texas System (The), Taxable Revenue Bond, Sub Series, Refunding, FRDD,
(cost $24,990,000)	0.140(cc)	08/01/45	24,990	24,990,000

REPURCHASE AGREEMENTS(m) 14.1%
Amherst Pierpont Securities LLC,
0.09%, dated 07/29/20, due 08/05/20 in the amount of $245,004,288			245,000	245,000,000
0.09%, dated 07/30/20, due 08/06/20 in the amount of $245,004,288			245,000	245,000,000
0.10%, dated 07/31/20, due 08/03/20 in the amount of $500,004,167			500,000	500,000,000
Bank of America Securities, Inc.,
0.09%, dated 07/31/20, due 08/03/20 in the amount of $150,001,125			150,000	150,000,000
0.10%, dated 07/31/20, due 08/03/20 in the amount of $145,258,210			145,257	145,257,000

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	47

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description			Principal Amount (000)#	Value

REPURCHASE AGREEMENTS (Continued)
BNP Paribas SA,
0.10%, dated 07/31/20, due 08/03/20 in the amount of $284,735,373			284,733	$284,733,000
Canadian Imperial Bank of Commerce,
0.10%, dated 07/31/20, due 08/03/20 in the amount of $200,001,667			200,000	200,000,000
CF Secured LLC,
0.10%, dated 07/31/20, due 08/03/20 in the amount of $1,000,008,333			1,000,000	1,000,000,000
Credit Agricole Corporate & Investment Bank,
0.10%, dated 07/27/20, due 08/03/20 in the amount of $210,004,083			210,000	210,000,000
0.10%, dated 07/31/20, due 08/03/20 in the amount of $173,185,443			173,184	173,184,000
Nomura Securities International, Inc.,
0.10%, dated 07/31/20, due 08/03/20 in the amount of $550,004,583			550,000	550,000,000
RBC Dominion Securities, Inc.,
0.08%, dated 07/31/20, due 08/03/20 in the amount of $500,003,333			500,000	500,000,000
TD Securities LLC,
0.10%, dated 07/31/20, due 08/03/20 in the amount of $230,001,917			230,000	230,000,000

TOTAL REPURCHASE AGREEMENTS (cost $4,433,174,000)				4,433,174,000

	Interest Rate	Maturity Date

U.S. GOVERNMENT AGENCY OBLIGATIONS 2.4%
Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.040% (Cap N/A, Floor 0.000%)	0.140%(c)	02/09/21	21,000	20,994,180
Federal Farm Credit Bank, 1 Month LIBOR + (0.010)% (Cap N/A, Floor 0.000%)	0.152(c)	06/02/21	21,000	20,993,868
Federal Farm Credit Bank, Secured Overnight Financing Rate + 0.110% (Cap N/A, Floor 0.000%)	0.210(c)	07/08/21	36,700	36,691,940
Federal Farm Credit Bank, US Treasury 3 Month Bill Money Market Yield + 0.110% (Cap N/A, Floor 0.000%)	0.215(c)	08/04/20	100,000	100,000,000
Federal Home Loan Bank	0.105(n)	09/10/20	60,000	59,994,300
Federal Home Loan Bank	0.140(n)	10/14/20	112,000	111,979,840

See Notes to Financial Statements.

48

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank, 1 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	0.179%(c)	09/28/21	140,000	$139,967,757
Federal Home Loan Bank, 1 Month LIBOR + 0.000% (Cap N/A, Floor 0.000%)	0.188(c)	05/10/21	225,000	224,946,005
Federal Home Loan Bank, Secured Overnight Financing Rate + 0.130% (Cap N/A, Floor 0.000%)	0.230(c)	10/16/20	27,000	27,002,723

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $742,655,503)				742,570,613

U.S. TREASURY OBLIGATIONS(n) 38.4%
U.S. Cash Management Bill	0.066	11/17/20	376,000	375,933,572
U.S. Cash Management Bill	0.115	10/27/20	275,000	274,941,461
U.S. Cash Management Bill	0.124	11/03/20	385,000	384,901,609
U.S. Cash Management Bill	0.125	10/06/20	758,000	757,885,459
U.S. Cash Management Bill	0.127	10/20/20	650,000	649,880,289
U.S. Cash Management Bill	0.165	12/01/20	95,000	94,971,500
U.S. Cash Management Bill	0.175	11/10/20	289,000	288,940,394
U.S. Treasury Bills	0.086	09/29/20	279,000	278,959,138
U.S. Treasury Bills	0.109	08/20/20	386,000	385,984,050
U.S. Treasury Bills	0.112	10/29/20	720,000	719,843,429
U.S. Treasury Bills	0.115	11/12/20	150,000	149,958,969
U.S. Treasury Bills	0.120	11/19/20	153,000	152,956,395
U.S. Treasury Bills	0.130	10/22/20	1,355,000	1,354,721,466
U.S. Treasury Bills	0.131	08/27/20	630,000	629,962,200
U.S. Treasury Bills	0.133	09/08/20	312,000	311,973,480
U.S. Treasury Bills	0.135	08/25/20	405,000	404,980,200
U.S. Treasury Bills	0.142	10/01/20	1,505,000	1,504,774,927
U.S. Treasury Bills	0.144	08/04/20	200,000	199,999,584
U.S. Treasury Bills	0.145	09/03/20	883,000	882,929,669
U.S. Treasury Bills	0.151	10/08/20	719,000	718,879,718
U.S. Treasury Bills	0.160	08/11/20	155,000	154,996,987
U.S. Treasury Bills	0.161	09/24/20	224,000	223,970,071
U.S. Treasury Bills	0.162	10/15/20	300,000	299,943,729
U.S. Treasury Bills	0.164	09/10/20	299,000	298,973,174
U.S. Treasury Bills	0.173	09/17/20	152,000	151,983,137

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	49

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. TREASURY OBLIGATIONS (Continued)
U.S. Treasury Bills	0.177%	09/15/20	413,000	$412,954,368

TOTAL U.S. TREASURY OBLIGATIONS (cost $12,065,140,865)				12,066,198,975

TOTAL INVESTMENTS 102.5% (cost $32,202,136,105)				32,215,398,724
Liabilities in excess of other assets (2.5)%				(791,282,370)

NET ASSETS 100.0%				$31,424,116,354

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2020.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(m)

Repurchase agreements are collateralized by FHLMC (coupon rates 2.000%-6.500%, maturity dates 05/01/21-08/01/50), FNMA (coupon rates 1.500%-5.000%, maturity dates 09/01/22-08/01/51), GNMA (coupon rates 1.265%-6.000%, maturity dates 12/15/25-03/20/70), and U.S. Treasury Securities (coupon rates 0.000%-4.375%, maturity dates 09/24/20-02/15/50), with the aggregate value, including accrued interest, of $4,521,865,595.

(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Interest rate not available as of July 31, 2020.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Certificates of Deposit	$—	$6,694,297,732	$—
Commercial Paper	—	7,937,735,823	—

See Notes to Financial Statements.

50

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Corporate Bonds	$—	$316,431,581	$—
Municipal Bond	—	24,990,000	—
Repurchase Agreements	—	4,433,174,000	—
U.S. Government Agency Obligations	—	742,570,613	—
U.S. Treasury Obligations	—	12,066,198,975	—

Total	$—	$32,215,398,724	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2020 were as follows:

U.S. Treasury Obligations	38.4%
Commercial Paper	25.2
Certificates of Deposit	21.3
Repurchase Agreements	14.1
U.S. Government Agency Obligations	2.4
Corporate Bonds	1.0

Municipal Bond	0.1%
102.5
Liabilities in excess of other assets	(2.5)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	Amherst Pierpont Securities LLC	$ 990,000,000	$ (990,000,000)	$—
Repurchase Agreements	Bank of America Securities, Inc.	295,257,000	(295,257,000)	—
Repurchase Agreements	BNP Paribas SA	284,733,000	(284,733,000)	—
Repurchase Agreements	Canadian Imperial Bank of Commerce	200,000,000	(200,000,000)	—
Repurchase Agreements	CF Secured LLC	1,000,000,000	(1,000,000,000)	—

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	51

PGIM Core Ultra Short Bond Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreements	Credit Agricole Corporate & Investment Bank	$383,184,000	$(383,184,000)	$—
Repurchase Agreements	Nomura Securities International, Inc.	550,000,000	(550,000,000)	—
Repurchase Agreements	RBC Dominion Securities, Inc.	500,000,000	(500,000,000)	—
Repurchase Agreements	TD Securities LLC	230,000,000	(230,000,000)	—
		$4,433,174,000

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

52

PGIM Core Ultra Short Bond Fund

Statement of Assets & Liabilities (unaudited)

as of July 31, 2020

Assets
Investments at value:
Unaffiliated investments (cost $27,768,962,105)	$27,782,224,724
Repurchase Agreements (cost $4,433,174,000)	4,433,174,000
Cash	68,814
Interest receivable	8,737,711
Total Assets	32,224,205,249

Liabilities
Payable for investments purchased	799,905,424
Management fee payable	100,062
Accrued expenses and other liabilities	65,366
Affiliated transfer agent fee payable	16,667
Trustees’ fees payable	852
Dividends payable	524
Total Liabilities	800,088,895

Net Assets	$31,424,116,354

Net assets were comprised of:
Shares of beneficial interest, at par	$ 31,409,074
Paid-in capital in excess of par	31,378,745,933
Total distributable earnings (loss)	13,961,347
Net assets, July 31, 2020	$31,424,116,354

Net asset value and redemption price per share ($31,424,116,354 ÷ 31,409,073,700 shares of beneficial interest issued and outstanding)	$ 1.00

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	53

PGIM Core Ultra Short Bond Fund

Statement of Operations (unaudited)

Six Months Ended July 31, 2020

Net Investment Income (Loss)
Interest income	$131,422,000

Expenses
Management fee	625,633
Custodian and accounting fees	73,885
Transfer agent’s fees and expenses (including affiliated expense of $ 50,000)	50,496
Audit fee	12,431
Legal fees and expenses	7,790
Shareholders’ reports	5,452
Trustees’ fees	5,381
Miscellaneous	34,140
Total expenses	815,208
Net investment income (loss)	130,606,792
Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	1,376,644
Net change in unrealized appreciation (depreciation) on investments	8,914,943
Net gain (loss) on investment transactions	10,291,587
Net Increase (Decrease) In Net Assets Resulting From Operations	$140,898,379

See Notes to Financial Statements.

54

PGIM Core Ultra Short Bond Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended July 31, 2020	Year Ended January 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$130,606,792	$491,489,284
Net realized gain (loss) on investment transactions	1,376,644	3,554,827
Net change in unrealized appreciation (depreciation) on investments	8,914,943	1,313,758

Net increase (decrease) in net assets resulting from operations	140,898,379	496,357,869

Dividends and Distributions
Distributions from distributable earnings	(132,616,437)	(493,766,222)

Fund share transactions
Net proceeds from shares sold	185,896,964,656	157,423,011,107
Net asset value of shares issued in reinvestment of dividends and distributions	129,993,205	491,271,324
Cost of shares reacquired	(174,826,460,323)	(158,676,910,303)

Net increase (decrease) in net assets from Fund share transactions	11,200,497,538	(762,627,872)

Total increase (decrease)	11,208,779,480	(760,036,225)

Net Assets:
Beginning of period	20,215,336,874	20,975,373,099

End of period	$31,424,116,354	$20,215,336,874

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Ultra Short Bond Fund	55

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

SHORT-TERM INVESTMENTS 101.6%

CERTIFICATES OF DEPOSIT 35.6%
Bank of America NA,
3 Month LIBOR + 0.080%	0.504%(c)	08/14/20	120,000	$120,004,662
US Federal Funds Effective Rate + 0.180%	0.280(c)	11/05/20	145,000	145,286,537
Bank of Montreal,
1 Month LIBOR + 0.250%	0.413(c)	08/07/20	45,000	45,002,298
3 Month LIBOR + 0.050%	0.297(c)	01/28/21	62,000	61,993,977
3 Month LIBOR + 0.050%	0.606(c)	02/04/21	117,150	117,138,168
Secured Overnight Financing Rate + 0.230%	0.330(c)	04/27/21	25,000	24,994,377
1 Month LIBOR + 0.300%	0.483(c)	10/09/20	138,000	138,070,788
Bank of Montreal	1.400	01/04/21	60,000	60,303,982
Bank of Montreal	1.400	01/04/21	100,000	100,506,639
Bank of Nova Scotia,
3 Month LIBOR + 0.280%	0.586(c)	09/21/20	5,500	5,502,418
3 Month LIBOR + 0.400%	0.956(c)	05/04/21	20,000	20,050,733
3 Month LIBOR + 0.130%	0.516(c)	11/18/20	80,000	80,030,021
3 Month LIBOR + 0.100%	0.548(c)	02/08/21	60,000	60,021,523
3 Month LIBOR + 0.080%	0.350(c)	07/29/21	140,000	139,999,996
BNP Paribas Fortis SA,
3 Month LIBOR + 0.200%	0.464(c)	10/26/20	36,000	36,018,248
BNP Paribas SA,
Secured Overnight Financing Rate + 0.200%	0.300(c)	02/10/21	72,000	71,996,490
3 Month LIBOR + 0.200%	0.468(c)	10/09/20	8,470	8,473,414
1 Month LIBOR + 0.240%	0.418(c)	07/13/21	100,000	100,014,193
3 Month LIBOR + 0.160%	0.584(c)	05/14/21	234,000	234,199,883
Canadian Imperial Bank of Commerce,
Secured Overnight Financing Rate + 0.250%	0.350(c)	03/03/21	160,000	160,031,454
3 Month LIBOR + 0.160%	0.594(c)	05/12/21	175,000	175,080,932
3 Month LIBOR + 0.160%	0.428(c)	08/06/21	50,000	50,000,000
Canadian Imperial Bank of Commerce	— (p)	08/03/21	168,500	168,500,000
Cooperatieve Rabobank UA,
1 Month LIBOR + 0.200%	0.364(c)	08/03/20	58,000	58,001,060
Credit Agricole Corporate & Investment Bank,
3 Month LIBOR + 0.400%	0.697(c)	09/24/20	5,000	5,003,142
3 Month LIBOR + 0.270%	0.957(c)	02/01/21	4,000	4,005,023
3 Month LIBOR + 0.160%	0.437(c)	07/08/21	135,000	135,112,837
Credit Agricole Corporate & Investment Bank	1.760	01/25/21	8,110	8,170,832
Credit Industriel et Commercial,
US Federal Funds Effective Rate + 0.440%	0.540(c)	10/23/20	100,000	100,062,176
US Federal Funds Effective Rate + 0.400%	0.500(c)	08/13/20	141,000	141,009,860
US Federal Funds Effective Rate + 0.210%	0.310(c)	02/04/21	49,000	49,002,461
US Federal Funds Effective Rate + 0.210%	0.310(c)	02/10/21	120,000	120,006,191

See Notes to Financial Statements.

56

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Credit Industriel et Commercial, (cont’d.)
3 Month LIBOR + 0.170%	0.485%(c)	06/11/21	75,000	$75,019,198
3 Month LIBOR + 0.100%	0.524(c)	02/16/21	119,100	119,125,635
Credit Industriel et Commercial	0.210	01/28/21	20,000	19,998,895
Credit Suisse AG,
Secured Overnight Financing Rate + 0.480%	0.580(c)	10/02/20	150,000	150,099,157
Secured Overnight Financing Rate + 0.270%	0.370(c)	01/29/21	48,000	48,018,656
3 Month LIBOR + 0.260%	0.557(c)	02/05/21	7,000	7,005,717
Secured Overnight Financing Rate + 0.210%	0.310(c)	11/18/20	5,000	5,001,266
Secured Overnight Financing Rate + 0.370%	0.470(c)	03/31/21	118,000	118,067,569
Credit Suisse AG	1.260	01/21/21	76,000	76,426,294
Credit Suisse AG	1.970	11/20/20	10,000	10,050,970
DNB Bank ASA,
3 Month LIBOR + 0.280%	0.584(c)	10/08/20	20,000	20,010,827
1 Month LIBOR + 0.210%	0.388(c)	08/12/20	95,000	95,007,417
Goldman Sachs Bank USA,
Secured Overnight Financing Rate + 0.280% (Cap N/A, Floor 0.000%)	0.724(c)	08/21/20	50,000	50,007,275
Secured Overnight Financing Rate + 0.250% (Cap N/A, Floor 0.000%)	0.813(c)	02/16/21	55,000	55,017,377
Lloyds Bank Corporate Markets PLC,
3 Month LIBOR + 0.500%	0.797(c)	09/24/20	5,000	5,003,894
3 Month LIBOR + 0.140%	0.452(c)	01/08/21	200,000	200,034,612
Mitsubishi UFJ Trust & Banking Corp.	0.330	10/29/20	145,000	145,039,830
Mitsubishi UFJ Trust & Banking Corp.	0.330	11/04/20	50,000	50,013,850
Mizuho Bank Ltd.,
1 Month LIBOR + 0.210%	0.373(c)	08/07/20	5,000	5,000,216
1 Month LIBOR + 0.200%	0.366(c)	01/08/21	75,000	75,000,477
1 Month LIBOR + 0.200%	0.388(c)	01/11/21	160,000	160,000,083
1 Month LIBOR + 0.150%	0.337(c)	11/20/20	49,000	48,998,410
3 Month LIBOR + 0.080%	0.351(c)	01/15/21	75,000	75,003,369
1 Month LIBOR + 0.180%	0.353(c)	02/26/21	185,500	185,453,798
MUFG Bank Ltd.	2.060	08/18/20	29,300	29,328,776
MUFG Bank Ltd.	1.150	10/19/20	35,000	35,074,038
MUFG Bank Ltd.	1.070	10/21/20	135,000	135,267,528
MUFG Bank Ltd.	0.540	10/28/20	50,000	50,040,858
MUFG Bank Ltd.	0.380	11/25/20	75,000	75,034,786
MUFG Bank Ltd.	0.240	10/16/20	50,000	50,005,022
MUFG Bank Ltd.	0.240	10/20/20	166,000	166,015,672
MUFG Bank Ltd.	0.230	11/12/20	48,000	48,000,831

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	57

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Natixis SA,
1 Month LIBOR + 0.300%	0.466%(c)	08/10/20	25,000	$25,002,172
3 Month LIBOR + 0.200%	0.634(c)	11/13/20	200,000	200,137,424
3 Month LIBOR + 0.100%	0.372(c)	01/20/21	129,000	129,084,714
Secured Overnight Financing Rate + 0.250%	0.350(c)	02/12/21	76,000	76,025,970
Natixis SA	0.600	02/01/21	47,000	47,087,481
Natixis SA	1.100	11/16/20	62,000	62,167,927
Natixis SA	1.770	01/22/21	6,200	6,246,359
Nordea Bank Abp,
3 Month LIBOR + 0.290%	0.725(c)	02/12/21	25,000	25,032,948
3 Month LIBOR + 0.320%	0.861(c)	05/05/21	148,170	148,470,704
3 Month LIBOR + 0.110%	0.428(c)	12/07/20	16,000	16,006,022
3 Month LIBOR + 0.090%	0.514(c)	05/17/21	147,000	147,046,145
3 Month LIBOR + 0.100%	0.477(c)	05/21/21	187,500	187,574,612
Norinchukin Bank,
1 Month LIBOR + 0.170%	0.336(c)	01/29/21	167,000	166,980,289
1 Month LIBOR + 0.070%	0.242(c)	08/27/20	24,000	24,000,443
Norinchukin Bank	0.280	10/16/20	158,200	158,218,255
Norinchukin Bank	0.300	09/25/20	25,000	25,003,146
Norinchukin Bank	0.310	10/01/20	90,000	90,013,779
Norinchukin Bank	0.340	01/21/21	115,000	115,008,862
Norinchukin Bank	0.970	09/08/20	95,000	95,077,802
Northern Trust Co. (The)	1.100	12/16/20	25,000	25,081,496
Northern Trust Co. (The)	1.080	11/16/20	26,000	26,067,138
Royal Bank of Canada,
1 Month LIBOR + 0.230%	0.418(c)	08/10/20	192,000	192,007,317
Secured Overnight Financing Rate + 0.190%	0.290(c)	03/19/21	46,000	45,985,835
3 Month LIBOR + 0.140%	0.463(c)	07/30/21	200,000	199,999,996
Royal Bank of Canada	— (p)	08/02/21	75,000	74,970,000
Skandinaviska Enskilda Banken AB,
1 Month LIBOR + 0.120%	0.283(c)	12/07/20	25,000	25,004,325
3 Month LIBOR + 0.170%	0.441(c)	10/16/20	80,000	80,030,800
3 Month LIBOR + 0.170%	0.441(c)	10/21/20	30,000	30,012,341
3 Month LIBOR + 0.140%	0.641(c)	11/06/20	8,000	8,002,860
Skandinaviska Enskilda Banken AB	1.050	11/16/20	14,000	14,036,004
Sumitomo Mitsui Banking Corp.,
3 Month LIBOR + 0.100%	0.384(c)	01/06/21	170,000	170,021,780
1 Month LIBOR + 0.200%	0.363(c)	01/13/21	50,000	50,003,797
1 Month LIBOR + 0.190% (Cap N/A, Floor 0.000%)	0.367(c)	01/19/21	145,000	144,999,501
1 Month LIBOR + 0.200%	0.380(c)	02/22/21	100,000	99,998,737
1 Month LIBOR + 0.180%	0.352(c)	02/03/21	50,000	49,994,273

See Notes to Financial Statements.

58

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CERTIFICATES OF DEPOSIT (Continued)
Sumitomo Mitsui Banking Ltd.,
Secured Overnight Financing Rate + 0.140%	0.240%(c)	08/28/20	22,000	$22,001,333
3 Month LIBOR + 0.070%	0.434(c)	11/30/20	33,000	33,002,123
Secured Overnight Financing Rate + 0.280%	0.379(c)	01/25/21	50,000	49,995,786
Svenska Handelsbanken AB,
3 Month LIBOR + 0.110%	0.447(c)	12/03/20	108,000	108,039,564
1 Month LIBOR + 0.750%	0.914(c)	11/06/20	195,000	195,358,392
3 Month LIBOR + 0.120%	0.441(c)	06/16/21	200,000	200,086,770
3 Month LIBOR + 0.120%	0.424(c)	07/06/21	76,000	76,028,059
Toronto-Dominion Bank (The),
3 Month LIBOR + 0.200%	0.447(c)	01/28/21	140,500	140,622,811
3 Month LIBOR + 0.140%	0.480(c)	07/19/21	150,000	150,100,680
3 Month LIBOR + 0.100%	0.395(c)	08/20/21	125,000	125,000,004
UBS AG	1.350	01/14/21	25,000	25,121,463
UBS AG	1.150	12/21/20	150,000	150,511,270
Wells Fargo Bank NA,
3 Month LIBOR + 0.110%	0.502(c)	02/16/21	122,000	122,026,258
Westpac Banking Corp.	— (p)	08/03/21	50,000	50,000,000

TOTAL CERTIFICATES OF DEPOSIT
(amortized cost $9,553,621,793)				9,559,062,385

COMMERCIAL PAPER 27.2%
Bank of Nova Scotia,
144A, US Federal Funds Effective Rate + 0.340%	0.440(c)	08/07/20	50,000	50,000,957
BPCE SA,
144A	0.180(n)	08/10/20	25,000	24,999,306
144A	0.210(n)	09/16/20	50,000	49,992,428
144A	0.210(n)	09/30/20	78,000	77,983,876
CDP Financial, Inc.,
144A	0.270(n)	01/26/21	10,000	9,993,089
Chevron Corp.,
144A	0.120(n)	08/03/20	100,000	99,999,167
Citigroup Global Markets Inc.,
144A	0.200(n)	08/04/20	71,000	70,999,290
144A	0.230(n)	09/01/20	50,000	49,994,533
144A	0.230(n)	09/02/20	70,000	69,992,043
144A	0.230(n)	09/03/20	37,000	36,995,632
144A	0.290(n)	11/02/20	45,000	44,990,013
144A	0.310(n)	12/01/20	151,000	150,941,702
Commonwealth Bank of Australia,
144A, 3 Month LIBOR + 0.120%	0.457(c)	12/03/20	90,000	90,029,970

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	59

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Commonwealth Bank of Australia, (cont’d.)
144A, 3 Month LIBOR + 0.015%	0.447%(c)	09/24/20	20,000	$20,005,663
144A, 3 Month LIBOR + 0.003%	0.717(c)	02/01/21	96,000	95,990,357
Credit Industriel et Commercial,
144A	0.270(n)	01/11/21	13,000	12,972,935
DNB Bank ASA,
144A	0.180(n)	10/16/20	217,500	217,426,961
144A, 3 Month LIBOR + 0.001%	0.548(c)	05/10/21	50,000	50,019,136
144A, 3 Month LIBOR + 0.080%	0.336(c)	07/20/21	125,000	125,012,021
Eli Lilly and Company,
144A	0.210(n)	09/01/20	122,000	121,936,126
European Investment Bank	0.160(n)	11/02/20	75,000	74,978,458
European Investment Bank,
144A	0.140(n)	08/17/20	54,500	54,497,684
Exxon Mobil Corp.	0.170(n)	08/12/20	97,000	96,997,155
Exxon Mobil Corp.	0.170(n)	08/17/20	40,000	39,998,432
Exxon Mobil Corp.	0.170(n)	08/21/20	198,000	197,989,837
Federation Des Caisses Desjardins,
144A, 1 Month LIBOR + 0.250%	0.425(c)	08/14/20	110,000	110,011,521
144A	0.310(n)	01/15/21	35,000	34,965,700
FMS Wertmanagement,
144A	0.240(n)	11/05/20	68,000	67,970,135
144A	0.260(n)	12/17/20	71,000	70,949,559
144A	0.260(n)	01/15/21	89,000	88,916,102
144A	0.250(n)	01/19/21	46,000	45,954,946
GlaxoSmithKline LLC,
144A	1.020(n)	08/03/20	30,000	29,999,453
HSBC Bank PLC,
144A, 3 Month LIBOR + 0.230%	0.496(c)	10/13/20	119,000	119,057,805
144A, 3 Month LIBOR + 0.200%	0.756(c)	11/02/20	63,000	63,031,480
144A, 3 Month LIBOR + 0.050%	0.410(c)	11/25/20	75,000	75,011,759
144A, 3 Month LIBOR + 0.260%	0.591(c)	06/03/21	135,000	135,067,314
Hydro-Quebec,
144A	0.180(n)	10/20/20	100,000	99,966,025
144A	0.200(n)	11/04/20	40,000	39,982,613
ING US Funding LLC,
144A, 1 Month LIBOR + 0.250%	0.428(c)	08/13/20	160,000	160,015,786
144A, 3 Month LIBOR + 0.170%	0.475(c)	09/23/20	51,000	51,015,576
3 Month LIBOR + 0.015%	0.598(c)	02/01/21	60,000	60,015,062
144A	0.460(n)	10/20/20	144,000	143,967,276

See Notes to Financial Statements.

60

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
JPMorgan Securities LLC,
144A, 3 Month LIBOR + 0.160%	0.546%(c)	11/16/20	100,000	$100,007,940
144A, 1 Month LIBOR + 0.270%	0.434(c)	01/06/21	61,000	61,034,246
144A, 1 Month LIBOR + 0.130%	0.297(c)	11/30/20	93,000	92,978,857
144A, 3 Month LIBOR + 0.100%	0.410(c)	06/09/21	60,000	59,999,995
Kingdom of Denmark	0.200(n)	10/28/20	105,000	104,966,254
Kingdom of Denmark	0.190(n)	10/13/20	40,000	39,989,311
Kingdom of Denmark	0.190(n)	10/14/20	100,000	99,972,917
Lloyds Bank Corporate Markets PLC,
144A, 3 Month LIBOR + 0.014%	0.411(c)	01/21/21	38,000	38,015,941
LVMH Moet Hennessy Louis Vuitton SE,
144A	0.190(n)	08/20/20	70,000	69,995,217
144A	0.220(n)	09/24/20	20,000	19,992,881
144A	0.240(n)	11/03/20	37,000	36,975,688
144A	0.250(n)	11/12/20	95,000	94,931,938
144A	0.250(n)	11/17/20	114,000	113,914,744
144A	0.250(n)	11/18/20	50,000	49,962,264
144A	0.270(n)	12/16/20	29,450	29,421,325
Mitsubishi International Corp.	0.260(n)	10/29/20	40,000	39,978,000
Mizuho Bank Ltd.,
144A	0.220(n)	10/09/20	24,600	24,589,811
144A	0.260(n)	11/13/20	100,000	99,945,167
Nederlandse Waterschapsbank NV,
144A	0.200(n)	10/01/20	222,000	221,930,798
144A	0.200(n)	10/02/20	145,000	144,954,071
144A	0.210(n)	10/23/20	130,000	129,942,973
Novartis Finance Corp.,
144A	0.140(n)	08/10/20	63,600	63,596,625
144A	0.170(n)	09/14/20	15,000	14,998,313
144A	0.140(n)	08/04/20	24,750	24,749,706
144A	0.140(n)	08/06/20	20,000	19,999,547
Ontario Teachers’ Finance Trust,
144A, 1 Month LIBOR + 0.260%	0.437(c)	09/16/20	50,000	50,015,486
144A, 1 Month LIBOR + 0.280%	0.446(c)	09/22/20	26,000	26,009,701
144A	0.210(n)	09/03/20	15,000	14,998,512
144A	0.290(n)	01/19/21	20,000	19,979,742
PepsiCo, Inc.,
144A	0.170(n)	10/30/20	50,000	49,977,124
144A	0.180(n)	12/01/20	32,000	31,978,899
Port Authority of New York and New Jersey	0.550	09/03/20	3,000	3,000,278
Port Authority of New York and New Jersey	0.450	10/02/20	7,795	7,795,546

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	61

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Port Authority of New York and New Jersey	0.450%	10/19/20	15,255	$15,255,610
Province of Alberta,
144A	0.250(n)	11/12/20	54,000	53,973,948
144A	0.250(n)	11/16/20	120,000	119,939,160
Province of British Columbia	0.240(n)	01/15/21	113,000	112,894,534
Province of British Columbia	0.240(n)	01/19/21	54,000	53,948,400
Province of Ontario	0.270(n)	10/19/20	160,000	159,970,490
PSP Capital, Inc.,
144A, Secured Overnight Financing Rate + 0.250%	0.350(c)	08/07/20	45,000	45,001,925
144A, Secured Overnight Financing Rate + 0.140%	0.240(c)	11/06/20	50,000	50,006,108
144A	0.210(n)	10/28/20	25,000	24,990,049
144A	0.210(n)	10/20/20	30,000	29,988,795
Royal Bank of Canada,
144A, Secured Overnight Financing Rate + 0.220%	0.310(c)	01/22/21	57,000	57,017,421
Shell International Finance BV,
144A	0.230(n)	10/05/20	116,000	115,939,178
State of the Netherlands,
144A	0.280(n)	08/31/20	98,000	97,981,350
Swedbank AB	0.240(n)	12/14/20	41,800	41,768,260
Swedbank AB	0.240(n)	12/15/20	17,500	17,486,614
Toronto-Dominion Bank (The),
144A, Secured Overnight Financing Rate + 0.025%	0.350(c)	03/03/21	50,000	50,009,819
Total Capital Canada Ltd.,
144A	0.210(n)	08/11/20	60,000	59,998,350
144A	0.220(n)	08/19/20	87,000	86,995,730
144A	0.240(n)	10/06/20	100,000	99,968,919
144A	0.240(n)	10/14/20	70,000	69,974,479
144A	0.250(n)	11/02/20	50,000	49,975,456
Toyota Credit Canada, Inc.	0.270(n)	11/09/20	44,000	43,965,683
Toyota Credit Canada, Inc.	0.320(n)	01/07/21	38,000	37,935,822
Toyota Finance Australia Ltd.	0.340(n)	12/16/20	71,000	70,927,603
Toyota Motor Credit Corp.	0.290(n)	11/25/20	25,000	24,979,281
Toyota Motor Finance (Netherlands) BV	0.330(n)	12/14/20	50,000	49,939,556
UBS AG,
144A, 3 Month LIBOR + 0.200%	0.544(c)	11/30/20	85,000	85,010,253
144A, 3 Month LIBOR + 0.018%	0.477(c)	06/23/21	75,000	75,009,597
144A, 3 Month LIBOR + 0.170%	0.436(c)	07/12/21	100,000	99,999,989
Westpac Banking Corp.,
144A, 3 Month LIBOR + 0.090%	0.427(c)	05/28/21	70,000	70,017,118

See Notes to Financial Statements.

62

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

COMMERCIAL PAPER (Continued)
Westpac Banking Corp., (cont’d.)
144A, 3 Month LIBOR + 0.090%	0.421%(c)	05/28/21	10,000	$10,002,445

TOTAL COMMERCIAL PAPER
(amortized cost $7,308,135,576)				7,312,106,642

CORPORATE BONDS 2.1%
Auto Manufacturers 0.2%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.370%	0.794(c)	08/14/20	24,000	24,003,586
Gtd. Notes, 144A	3.250	08/14/20	9,400	9,407,626
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, MTN, Secured Overnight Financing Rate + 0.400%	0.490(c)	10/23/20	5,158	5,159,956
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.150%	0.524(c)	08/21/20	15,950	15,949,244

				54,520,412

Banks 1.7%
Australia & New Zealand Banking Group Ltd. (Australia),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.460%	0.846(c)	05/17/21	23,000	23,078,619
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes	2.100	10/05/20	50,000	50,165,004
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.430%	0.675(c)	04/26/21	28,575	28,649,031
Credit Agricole Corporate & Investment Bank (France),
Gtd. Notes, 144A, MTN, 3 Month LIBOR + 0.285%	0.841(c)	11/02/20	30,000	30,016,547
Gtd. Notes, 144A, MTN, 3 Month LIBOR + 0.400%	0.956(c)	05/03/21	23,000	23,053,296
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN	2.500	01/19/21	8,000	8,080,157
Sr. Unsec’d. Notes, MTN	2.150	10/26/20	35,000	35,158,900
Skandinaviska Enskilda Banken AB (Sweden),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.430%	0.816(c)	05/17/21	117,010	117,313,577
Svenska Handelsbanken AB (Sweden),
Gtd. Notes, 3 Month LIBOR + 0.360%	0.678(c)	09/08/20	7,000	7,002,867
Gtd. Notes, MTN	2.450	03/30/21	25,000	25,356,132
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.470%	0.830(c)	05/24/21	19,500	19,562,829
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, GMTN	2.550	01/25/21	20,000	20,214,729
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.430%	0.745(c)	06/11/21	9,000	9,030,257
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.480%	0.830(c)	12/01/20	2,300	2,302,650

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	63

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

CORPORATE BONDS (Continued)
Banks (Continued)
Sr. Unsec’d. Notes, 144A	2.450%	12/01/20	25,000	$25,130,060
Wells Fargo Bank NA,
Sr. Unsec’d. Notes	2.600	01/15/21	32,800	33,161,322

				457,275,977

Insurance 0.2%
New York Life Global Funding,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.160%	0.456(c)	10/01/20	45,000	45,014,618
Principal Life Global Funding II,
Sec’d. Notes, 144A, 3 Month LIBOR + 0.330%	0.674(c)	03/02/21	12,000	12,012,924

				57,027,542

TOTAL CORPORATE BONDS
(amortized cost $567,750,542)				568,823,931

MUNICIPAL BOND 0.1%
Texas
University of Texas System (The), Taxable Revenue Bond, Sub Series, Refunding, FRDD
(amortized cost $19,500,000)	0.140(cc)	08/01/45	19,500	19,500,000

REPURCHASE AGREEMENT(m) 0.9%
Credit Agricole Corporate & Investment Bank,
0.10%, dated 07/31/20, due 08/03/20 in the amount of $259,942,166
(amortized cost $259,940,000)			259,940	259,940,000

	Interest Rate	Maturity Date

TIME DEPOSIT 0.1%
Credit Agricole Corporate & Investment Bank
(cost $23,211,000)	0.090%	08/03/20	23,211	23,211,000

U.S. GOVERNMENT AGENCY OBLIGATIONS 1.0%
Federal Farm Credit Bank, 1 Month LIBOR + (0.010)% (Cap N/A, Floor 0.000%)	0.152(c)	06/02/21	17,000	16,995,036
Federal Home Loan Bank	0.140(n)	10/14/20	124,000	123,977,680

See Notes to Financial Statements.

64

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
Federal Home Loan Bank, 1 Month LIBOR + 0.000%
(Cap N/A, Floor 0.000%)	0.179%(c)	09/28/21	121,000	$120,972,133

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(amortized cost $261,962,339)				261,944,849

U.S. TREASURY OBLIGATIONS(n) 34.6%
U.S. Cash Management Bills	0.126	10/06/20	662,000	661,899,965
U.S. Cash Management Bills	0.146	10/20/20	371,000	370,931,673
U.S. Cash Management Bills	0.165	12/01/20	92,000	91,972,400
U.S. Cash Management Bills	0.170	11/03/20	95,000	94,975,722
U.S. Cash Management Bills	0.175	11/10/20	239,000	238,950,706
U.S. Cash Management Bills	0.191	11/17/20	108,000	107,980,920
U.S. Treasury Bills	0.083	09/29/20	242,000	241,964,557
U.S. Treasury Bills	0.112	08/13/20	226,000	225,994,820
U.S. Treasury Bills	0.115	11/12/20	134,000	133,963,346
U.S. Treasury Bills	0.118	08/20/20	785,000	784,967,564
U.S. Treasury Bills	0.120	11/19/20	125,000	124,964,375
U.S. Treasury Bills	0.130	10/22/20	1,189,000	1,188,755,589
U.S. Treasury Bills	0.131	08/27/20	559,000	558,966,460
U.S. Treasury Bills	0.131	09/08/20	259,000	258,977,985
U.S. Treasury Bills	0.135	08/25/20	376,000	375,981,617
U.S. Treasury Bills	0.142	10/01/20	1,296,000	1,295,806,183
U.S. Treasury Bills	0.150	10/08/20	660,000	659,889,588
U.S. Treasury Bills	0.152	09/03/20	568,000	567,954,759
U.S. Treasury Bills	0.160	08/11/20	130,000	129,997,473
U.S. Treasury Bills	0.160	09/24/20	202,000	201,973,011
U.S. Treasury Bills	0.162	10/15/20	268,000	267,949,731
U.S. Treasury Bills	0.164	09/10/20	238,000	237,978,646
U.S. Treasury Bills	0.173	09/15/20	349,000	348,961,439
U.S. Treasury Bills	0.173	09/17/20	132,000	131,985,356

TOTAL U.S. TREASURY OBLIGATIONS
(amortized cost $9,302,906,906)				9,303,743,885

TOTAL INVESTMENTS 101.6%
(cost $27,297,028,156)				27,308,332,692
Liabilities in excess of other assets (1.6)%				(438,091,735)

NET ASSETS 100.0%				$26,870,240,957

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	65

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

See the Glossary for a list of the abbreviation(s) used in the semiannual report.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2020.
(cc)

Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(m)

Repurchase agreements are collateralized by GNMA (coupon rate 4.000%, maturity date 03/20/50), FNMA (coupon rate 4.500%, maturity date 01/01/50) and FHLMC (coupon rate 3.000%, maturity date 10/01/48), with the aggregate value, including accrued interest, of $265,138,800.

(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Interest rate not available as of July 31, 2020.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Certificates of Deposit	$—	$ 9,559,062,385	$—
Commercial Paper	—	7,312,106,642	—
Corporate Bonds	—	568,823,931	—
Municipal Bond	—	19,500,000	—
Repurchase Agreement	—	259,940,000	—
Time Deposit	—	23,211,000	—
U.S. Government Agency Obligations	—	261,944,849	—
U.S. Treasury Obligations	—	9,303,743,885	—
Total	$—	$27,308,332,692	$—

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2020 were as follows:

Certificates of Deposit	35.6%
U.S. Treasury Obligations	34.6

Commercial Paper	27.2%
Corporate Bonds	2.1

See Notes to Financial Statements.

66

PGIM Institutional Money Market Fund

Schedule of Investments (unaudited) (continued)

as of July 31, 2020

Industry Classification (continued):

U.S. Government Agency Obligations	1.0%
Repurchase Agreement	0.9
Time Deposit	0.1
Municipal Bond	0.1

101.6
Liabilities in excess of other assets	(1.6)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Counterparty	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Repurchase Agreement	Credit Agricole Corporate & Investment Bank	$259,940,000	$(259,940,000)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	67

PGIM Institutional Money Market Fund

Statement of Assets & Liabilities (unaudited)

as of July 31, 2020

Assets
Investments, at amortized cost which approximates fair value:
Unaffiliated investments (cost $27,297,028,156)	$27,308,332,692
Cash	17,757
Interest receivable	11,248,479
Total Assets	27,319,598,928

Liabilities
Payable for investments purchased	447,480,101
Management fee payable	1,465,604
Accrued expenses and other liabilities	394,750
Affiliated transfer agent fee payable	16,667
Trustees’ fees payable	849
Total Liabilities	449,357,971

Net Assets	$26,870,240,957

Net assets were comprised of:
Shares of beneficial interest, at par	$ 26,873,977
Paid-in capital in excess of par	26,832,579,353
Total distributable earnings (loss)	10,787,627

Net assets, July 31, 2020	$26,870,240,957

Class D
Net asset value, offering price and redemption price per share, ($26,870,240,957 ÷ 26,873,976,738 shares of beneficial interest issued and outstanding)	$ 0.9999

See Notes to Financial Statements.

68

PGIM Institutional Money Market Fund

Statement of Operations (unaudited)

Six Months Ended July 31, 2020

Net Investment Income (Loss)
Interest income	$102,925,394

Expenses
Management fee	16,435,859
Custodian and accounting fees	480,530
Transfer agent’s fees and expenses (including affiliated expense of $ 50,000)	87,282
Audit fee	12,531
Legal fees and expenses	7,731
Shareholders’ reports	5,698
Trustees’ fees	5,381
Miscellaneous	8,088
Total expenses	17,043,100
Less: Fee waiver and/or expense reimbursement	(9,373,032)
Net expenses	7,670,068
Net investment income (loss)	95,255,326
Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions	306,216
Net change in unrealized appreciation (depreciation) on investments	7,649,262
Net gain (loss) on investment transactions	7,955,478
Net Increase (Decrease) In Net Assets Resulting From Operations	$103,210,804

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	69

PGIM Institutional Money Market Fund

Statements of Changes in Net Assets (unaudited)

	Six Months Ended July 31, 2020	Year Ended January 31, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$95,255,326	$417,017,868
Net realized gain (loss) on investment transactions	306,216	1,011,337
Net change in unrealized appreciation (depreciation) on investments	7,649,262	384,082

Net increase (decrease) in net assets resulting from operations	103,210,804	418,413,287

Dividends and Distributions
Distributions from distributable earnings	(94,473,094)	(419,609,531)

Fund share transactions
Net proceeds from shares sold	96,035,880,970	117,958,548,807
Net asset value of shares issued in reinvestment of dividends and distributions	96,037,894	417,635,506
Cost of shares reacquired	(85,762,750,024)	(117,749,769,977)

Net increase (decrease) in net assets from Fund share transactions	10,369,168,840	626,414,336

Total increase (decrease)	10,377,906,550	625,218,092

Net Assets:
Beginning of period	16,492,334,407	15,867,116,315

End of period	$26,870,240,957	$16,492,334,407

See Notes to Financial Statements.

70

Notes to Financial Statements (unaudited)

1.    Organization

Prudential Investment Portfolios 2 (“PIP2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PIP2 consists of eleven separate series: PGIM Core Conservative Bond Fund, PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund, PGIM Institutional Money Market Fund, PGIM Jennison Small-Cap Core Equity Fund, PGIM QMA Emerging Markets Equity Fund, PGIM QMA International Developed Markets Index Fund, PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA US Broad Market Index Fund and PGIM TIPS Fund, each of which are diversified funds for purposes of the 1940 Act, and PGIM QMA Commodity Strategies Fund, which is a non-diversified fund for purposes of the 1940 Act and may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund.

These financial statements relate only to the PGIM Core Short-Term Bond Fund, the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund (each, a “Fund” and collectively, the “Funds”). Shares of the Funds are not registered under the Securities Act of 1933, as amended.

The investment objective of each of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund is current income consistent with the preservation of capital and the maintenance of liquidity.

The investment objective of the PGIM Core Short-Term Bond Fund is income consistent with relative stability of principal.

2.    Accounting Policies

The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Funds consistently follow such policies in the preparation of their financial statements.

Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. PIP2’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been

71

Notes to Financial Statements (unaudited)

(continued)

delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit a Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Funds’ foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Investments in open-end (other than exchange-traded mutual funds) funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

72

OTC and centrally cleared derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Funds (excluding money market and closed-end funds) have adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that each Fund limit their illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may find it difficult to sell illiquid

73

Notes to Financial Statements(unaudited)

(continued)

securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Subject to the Board approved LRMP, the PGIM Core Short-Term Bond Fund may invest up to 15% of its net assets in illiquid securities. Separately and subject to guidelines adopted by the Board, the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund may invest up to 5% of their respective net assets in illiquid securities.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Funds’ LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Funds’ investments in restricted securities could be impaired if trading does not develop or declines.

Repurchase Agreements: Certain Funds entered into repurchase agreements. In connection with transactions in repurchase agreements with United States financial institutions, it is each Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Swap Agreements: The PGIM Core Short-Term Bond Fund entered into certain types of swap agreements detailed in the disclosures below. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. For OTC-traded, upfront

74

premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The PGIM Core Short-Term Bond Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objective. The Funds used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Master Netting Arrangements: The Funds are subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of a Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Funds to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Funds’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

PIP 2, on behalf of the PGIM Core Short-Term Bond Fund, is a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a

75

Notes to Financial Statements (unaudited)

(continued)

specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of July 31, 2020, the PGIM Core Short-Term Bond Fund has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Liquidity Fees and Gates: The PGIM Institutional Money Market Fund has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates if the Fund’s weekly liquid assets fall below a designated threshold, subject to the discretion of the Board. If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or impose temporary gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a liquidity fee in the default amount of 1% of the value of shares redeemed unless the Board determines that not doing so is in the best interests of the Fund.

76

Taxes: It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The PGIM Institutional Money Market Fund and PGIM Core Ultra Short Bond Fund declare all of their net investment income and net realized short-term capital gains, if any, as dividends daily to their shareholders of record at the time of such declaration and pay monthly to their shareholders of record at the time of such declaration. The PGIM Core Short-Term Bond Fund declares all of its net investment income as dividends daily and pays monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are made annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Agreements

Under a management agreement with PIP2, PGIM Investments manages each Fund’s investment operations and administers its business affairs. Pursuant to this agreement, the Manager has responsibility for all investment management services and supervises the subadviser’s performance of such services. PGIM Investments has entered into subadvisory agreements with PGIM Limited and PGIM, Inc., which provides subadvisory services to the Funds through its PGIM Fixed Income unit (each a “subadviser”and collectively the “subadvisers”). The subadvisory agreements provide that the subadvisers will furnish investment advisory services in connection with the management of the Funds. In connection therewith, the subadvisers are obligated to keep certain books and records of each Fund. For their services on the PGIM Core Ultra Short Bond Fund and PGIM Core Short-Term Bond Fund, the subadvisers are reimbursed by PGIM Investments for direct costs, excluding profit and overhead, incurred by the subadvisers in furnishing services to PGIM Investments. PGIM Investments pays for the services of the subadvisers on the PGIM Institutional Money Market Fund, the cost of compensation of officers of the Fund, occupancy and certain clerical and administrative expenses of the Fund. The Fund bears all other costs and expenses.

The PGIM Core Ultra Short Bond Fund and PGIM Core Short-Term Bond Fund reimburse PGIM Investments for its costs and expenses incurred in managing each Fund’s investment

77

Notes to Financial Statements (unaudited)

(continued)

operations and administering its business affairs. The costs are accrued daily and payable monthly. For the period ended July 31, 2020, such costs were at an effective annual rate of 0.005% for the PGIM Core Ultra Short Bond Fund and 0.026% for the PGIM Core Short-Term Bond Fund. The management fee paid to the Manager by the PGIM Institutional Money Market Fund was accrued daily and payable monthly at an annual rate of 0.15% of the average daily net assets of the Fund. All amounts paid or payable by the Fund to the Manager, under the agreement, are reflected in the Statement of Operations.

The Manager has contractually agreed through May 31, 2021, to limit the total annual operating expenses after fee waivers and/or expense reimbursements to 0.07% of the PGIM Institutional Money Market Fund’s average daily net assets. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PGIM Investments, PGIM Limited, and PGIM, Inc. are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

4.    Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The PGIM Core Short-Term Bond Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”). Through the Fund’s investments in the mentioned underlying fund, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income”.

The Funds may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors,

78

and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission, the Fund’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Funds’ Rule 17a-7 procedures.

For the reporting period ended July 31, 2020, the Fund’s purchase and sales transactions under Rule 17a-7 and realized gain as a result of 17a-7 sales transactions were as follows:

	Purchases	Sales	Realized Gain
PGIM Core Ultra Short Bond Fund	$8,111,154	$—	$—
PGIM Institutional Money Market Fund	40,930,000	17,027,030	—

5.    Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended July 31, 2020, were as follows:

Fund	Cost of Purchases	Proceeds from Sales
PGIM Core Short-Term Bond Fund	$634,825,256	$786,502,495
PGIM Core Ultra Short Bond Fund	1,042,945,000	1,230,555,000
PGIM Institutional Money Market Fund	—	—

A summary of the cost of purchases and proceeds from sales of shares of affiliated mutual funds for the reporting period ended July 31, 2020, is presented as follows:

PGIM Core Short-Term Bond Fund:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income

PGIM Core Ultra Short Bond Fund*
$71,159,645	$1,072,954,807	$822,427,070	$—	$—	$321,687,382	321,687,382	$485,737

*	The Fund did not have any capital gain distributions during the reporting period.

6.    Tax Information

79

Notes to Financial Statements (unaudited)

(continued)

The United States federal income tax basis of the Funds’ investments and the net unrealized appreciation as of July 31, 2020 were as follows:

Fund	Tax Basis	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
PGIM Core Short-Term Bond Fund	$2,697,213,103	$35,892,050	$(28,390,318)	$7,501,732
PGIM Core Ultra Short Bond Fund	32,202,136,105	13,616,589	(353,970)	13,262,619
PGIM Institutional Money Market Fund	27,297,028,156	11,631,558	(327,022)	11,304,536

The Manager has analyzed the Funds’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Funds’ financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Funds’ U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended January 31, 2020 are subject to such review.

7.    Capital and Ownership

Shares of the PGIM Core Short-Term Bond Fund, the PGIM Core Ultra Short Bond Fund and the PGIM Institutional Money Market Fund are available only to investment companies managed by PGIM Investments and, as applicable, certain investment advisory clients of PGIM, Inc.

PIP 2 has authorized an unlimited number of shares of beneficial interest at $0.001 par value per share.

As of July 31, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned all shares of the Funds.

At the reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

	Affiliated		Unaffiliated
Fund	Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
PGIM Core Short-Term Bond Fund	2	95.2%	—	—%
PGIM Core Ultra Short Bond Fund	6	49.0	—	—

80

	Affiliated		Unaffiliated
Fund	Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
PGIM Institutional Money Market Fund	4	39.4%	—	—%

Transactions in shares of beneficial interest were as follows:

	PGIM Core Short-Term Bond Fund		PGIM Core Ultra Short Bond Fund
	Shares	Amount	Shares	Amount
Six months ended July 31, 2020:
Shares sold	188,512,930	$1,717,868,066	185,896,964,656	$185,896,964,656
Shares issued in reinvestment of dividends and distributions	816,935	7,466,078	129,993,205	129,993,205
Shares reacquired	(186,198,612)	(1,698,589,989)	(174,826,460,323)	(174,826,460,323)

Net increase (decrease) in shares outstanding	3,131,253	$26,744,155	11,200,497,538	$11,200,497,538

Year ended January 31, 2020:
Shares sold	32,467,995	$299,662,161	157,423,011,107	$157,423,011,107
Shares issued in reinvestment of dividends and distributions	3,323,434	30,665,787	491,271,324	491,271,324
Shares reacquired	(57,215,011)	(528,079,289)	(158,676,910,303)	(158,676,910,303)

Net increase (decrease) in shares outstanding	(21,423,582)	$(197,751,341)	(762,627,872)	$(762,627,872)

	PGIM Institutional Money Market Fund
	Shares	Amount
Six months ended July 31, 2020:
Shares sold	96,091,426,615	$96,035,880,970
Shares issued in reinvestment of dividends and distributions	96,070,935	96,037,894
Shares reacquired	(85,803,715,429)	(85,762,750,024)

Net increase (decrease) in shares outstanding	10,383,782,121	$10,369,168,840

Year ended January 31, 2020:
Shares sold	117,934,244,960	$117,958,548,807
Shares issued in reinvestment of dividends and distributions	417,550,878	417,635,506
Shares reacquired	(117,725,534,369)	(117,749,769,977)

Net increase (decrease) in shares outstanding	626,261,469	$626,414,336

8.    Borrowings

PIP 2, on behalf of the PGIM Core Short-Term Bond Fund, along with other affiliated registered investment companies (the “RICs”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020
Total Commitment	$ 1,222,500,000*

81

Notes to Financial Statements (unaudited)

(continued)

SCA
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent
*Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the RICs in the SCA equitably.

The PGIM Core Short-Term Bond Fund did not utilize the SCA during the reporting period ended July 31, 2020.

9.    Risks of Investing in the Funds

The Funds’ risks include, but are not limited to, some or all of the risks discussed below. For further information on the risks applicable to any given Fund, please refer to the Prospectus and Statement of Additional Information of that Fund.

Bond Obligations Risk: The Funds’ holdings, share price, yield and total return may fluctuate in response to bond market movements. The value of bonds may decline for issuer-related reasons, including management performance, financial leverage and reduced demand for the issuer’s goods and services. Certain types of fixed-income obligations also may be subject to “call and redemption risk,” which is the risk that the issuer may call a bond held by the Funds for redemption before it matures and the Funds may not be able to reinvest at the same level and therefore would earn less income.

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Funds. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Funds will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Funds. Other risks

82

arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Funds’ derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Funds.

Interest Rate Risk: The value of an investment may go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Funds may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Funds’ holdings may fall sharply. This is referred to as “extension risk”. The Funds may face a heightened level of interest rate risk as a result of the U.S. Federal Reserve Board’s policies. The Funds’ investments may lose value if short-term or long-term interest rates rise sharply or in a manner not anticipated by the subadviser.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Funds’ shares. There is no requirement that these entities maintain their investment in the Funds. There is a risk that such large shareholders or that the Funds’ shareholders generally may redeem all or a substantial portion of their investments in the Funds in a short period of time, which could have a significant negative impact on the Funds’ NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Funds’ ability to implement its investment strategy. The Funds’ ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Funds may invest a larger portion of its assets in cash or cash equivalents.

LIBOR Risk: Many financial instruments use or may use a floating rate based on the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On July 27, 2017, the Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential impact of a transition away from LIBOR on the Funds or the financial instruments in which the Funds invest cannot yet be determined. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could have an adverse impact on the market for, or value of, any securities or payments linked to those reference rates, which may adversely affect the Funds’ performance and/or net asset value. Furthermore, the risks associated with the expected discontinuation of LIBOR and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

83

Notes to Financial Statements (unaudited)

(continued)

Liquidity Risk: The Funds may invest in instruments that trade in lower volumes and are less liquid than other investments. Liquidity risk exists when particular investments made by the Funds are difficult to purchase or sell. Liquidity risk includes the risk that the Funds may make investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. If a Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Funds may lose money. In addition, when there is no willing buyer and investments may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment, the Funds may incur higher transaction costs when executing trade orders of a given size. The reduction in dealer market-making capacity in the fixed-income markets that has occurred in recent years also has the potential to reduce liquidity. An inability to sell a portfolio position can adversely affect the Funds’ value or prevent the Funds from being able to take advantage of other investment opportunities.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Funds’ securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Funds fall, the value of an investment in the Funds will decline. Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

84

PGIM Core Short-Term Bond Fund

Financial Highlights (unaudited)

	Six Months Ended July 31, 2020		Year Ended January 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$9.21		$9.22	$9.28	$9.27	$9.28	$9.33
Income (loss) from investment operations:
Net investment income (loss)	0.10		0.27	0.26	0.19	0.14	0.13
Net realized and unrealized gain (loss) on investment transactions	(0.02)		0.02	(0.04)	0.03	0.02	(0.03)
Total from investment operations	0.08		0.29	0.22	0.22	0.16	0.10
Less Dividends and Distributions:
Dividends from net investment income	(0.09)		(0.29)	(0.28)	(0.21)	(0.17)	(0.15)
Distributions from net realized gains	-		(0.01)	-	-	-	-
Total dividends and distributions	(0.09)		(0.30)	(0.28)	(0.21)	(0.17)	(0.15)
Net asset value, end of period	$9.20		$9.21	$9.22	$9.28	$9.27	$9.28
Total Return(b):	0.85%		3.16%	2.42%	2.36%	1.78%	1.04%

Ratios/Supplemental Data:
Net assets, end of period (000)	$2,736,736		$2,711,895	$2,911,225	$3,119,050	$3,050,290	$2,994,467
Average net assets (000)	$2,727,069		$2,860,307	$2,997,474	$3,082,883	$3,021,138	$3,403,519
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	0.04	%(d)	0.04%	0.03%	0.03%	0.03%	0.03%
Expenses before waivers and/or expense reimbursement	0.04	%(d)	0.04%	0.03%	0.03%	0.03%	0.03%
Net investment income (loss)	2.25	%(d)	2.91%	2.76%	2.04%	1.50%	1.34%
Portfolio turnover rate(e)	29%		43%	35%	53%	29%	25%

(a)	Calculated based on average shares outstanding during the period.
(b)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(c)	Does not include expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Core Short-Term Bond Fund	85

PGIM Core Ultra Short Bond Fund

Financial Highlights (unaudited)

	Six Months Ended July 31, 2020		Year Ended January 31,
			2020	2019	2018	2017	2016
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations:
Net investment income (loss)	0.01		0.02	0.02	0.01	0.01	- (b)
Net realized and unrealized gain (loss) on investment transactions	-	(b)	- (b)	- (b)	- (b)	- (b)	-
Total from investment operations	0.01		0.02	0.02	0.01	0.01	- (b)
Less Dividends and Distributions:
Dividends from net investment income	(0.01)		(0.02)	(0.02)	(0.01)	(0.01)	- (b)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(c):	0.52%		2.38%	2.17%	1.18%	0.63%	0.21%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,424,116		$20,215,337	$20,975,373	$22,510,708	$25,556,796	$41,757,809
Average net assets (000)	$27,198,613		$20,937,015	$21,560,540	$23,440,098	$30,480,402	$41,343,564
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.01	%(d)	0.01%	0.01%	0.01%	0.01%	0.01%
Expenses before waivers and/or expense reimbursement	0.01	%(d)	0.01%	0.01%	0.01%	0.01%	0.01%
Net investment income (loss)	0.97	%(d)	2.35%	2.14%	1.17%	0.60%	0.21%
Portfolio turnover rate(e)	61%		61%	94%	111%	46%	-%

(a)	Calculated based on average shares outstanding during the period.
(b)	Less than $0.005 per share.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

See Notes to Financial Statements.

86

(e)

The Portfolio turnover rate calculation is for the six months ended July 31, 2020, the years ended January 31, 2020, 2019 and 2018 and the period March 30, 2016 through January 31, 2017, respectively, and includes floating rate daily demand notes. Prior to March 30, 2016, the Fund was classified as a money market under Rule 2a-7 of the Investment Company Act of 1940 and disclosure of the Fund’s portfolio turnover was not applicable.

See Notes to Financial Statements.

Prudential Investment Portfolios 2/PGIM Institutional Money Market Fund	87

PGIM Institutional Money Market Fund

Financial Highlights (unaudited)

	Six Months Ended July 31, 2020		Year Ended January 31,			July 19, 2016(a) through January 31, 2017
			2020	2019	2018
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$1.0001		$1.0002	$1.0001	$1.0002	$1.0000
Income (loss) from investment operations:
Net investment income (loss)	0.0043		0.0230	0.0214	0.0114	0.0031
Net realized and unrealized gain (loss) on investment transactions	0.0003		(0.0001)	-	(0.0001)	0.0002
Total from investment operations	0.0046		0.0229	0.0214	0.0113	0.0033
Less Dividends and Distributions:
Dividends from net investment income	(0.0048)		(0.0230)	(0.0213)	(0.0114)	(0.0031)
Net asset value, end of period	$0.9999		$1.0001	$1.0002	$1.0001	$1.0002
Total Return(c):	0.45%		2.33%	2.16%	1.14%	0.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$26,870,241		$16,492,334	$15,867,116	$13,215,520	$13,438,067
Average net assets (000)	$22,034,888		$18,124,501	$15,329,904	$14,177,712	$12,592,981
Ratios to average net assets:
Expenses after waivers and/or expense reimbursement	0.07	%(d)	0.07%	0.07%	0.07%	0.07	%(d)
Expenses before waivers and/or expense reimbursement	0.16	%(d)	0.16%	0.16%	0.16%	0.16	%(d)
Net investment income (loss)	0.87	%(d)	2.30%	2.14%	1.14%	0.61	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Annualized.

See Notes to Financial Statements.

88

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund (“the Funds”) have adopted and implemented a liquidity risk management program (the “LRMP”). The Funds’ LRMP seeks to assess and manage the Funds’ liquidity risk, which is defined as the risk that the Funds are unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Funds. The Trust’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Funds’ investment manager, to serve as the administrator of the Funds’ LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Funds’ LRMP includes a number of processes designed to support the assessment and management of their liquidity risk. In particular, the Funds’ LRMP includes no less than annual assessments of factors that influence the Funds’ liquidity risk; no less than monthly classifications of the Funds’ investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Funds’ assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Funds do not invest primarily in highly liquid investments; and regular reporting to the Funds’ Board.

At a meeting of the Board on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Funds’ LRMP, including any material changes to the LRMP for the period from the inception of the Funds’ LRMP on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Funds’ LRMP was reasonably designed to assess and manage the Funds’ liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Funds’ investment strategies continue to be appropriate given the Funds’ status as open-end funds.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Funds, including liquidity risks presented by the Funds’ investment portfolio, is found in the Funds’ Prospectus and Statement of Additional Information.

Prudential Investment Portfolios 2	89

Approval of Advisory Agreements

PGIM Core Short-Term Bond Fund

PGIM Core Ultra Short Bond Fund

The Board of Trustees

The Board of Trustees (the “Board”) of PGIM Core Short-Term Bond Fund and PGIM Core Ultra Short Bond Fund1 (each, a “Fund,” and collectively, the “Funds”) consists of eleven individuals, nine of whom are not “interested persons” of the Funds, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Funds and their operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Funds’ Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew each Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and each Fund’s subadvisory agreements with each of PGIM, Limited (“PGIML”) and PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit. In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 27, 2020 and on June 9-11, 2020 and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of each Fund and its shareholders.

In advance of the meeting, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with their consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of each Fund, the profitability of PGIM Investments and its affiliates, expenses

[1]	PGIM Core Short-Term Bond Fund and PGIM Ultra Short Bond Fund are both series of Prudential Investment Portfolios 2.

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

and fees, and the potential for economies of scale that may be shared with each Fund and its shareholders as each Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Funds. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 27, 2020 and on June 9-11, 2020.

The Trustees determined that the overall arrangements between the Funds and PGIM Investments, which serves as the Funds’ investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIML and PGIM, which serve as each Fund’s subadvisers pursuant to the terms of subadvisory agreements with PGIM Investments, are in the best interests of each Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to each Fund by PGIM Investments, PGIML and PGIM Fixed Income. The Board noted that PGIML and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Funds, as well as the provision of fund recordkeeping, compliance and other services to each Fund, and PGIM Investments’ role as administrator for the Funds’ liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Funds who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIML and PGIM Fixed Income, which it noted had been selected by PGIM Investments, including investment research and security selection, as well as adherence to the Funds’ investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

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The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of each Fund, PGIML and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of the PGIML and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of each Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIML’s and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to each of PGIM Investments, PGIML and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Trust’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIML and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Funds by PGIML and PGIM Fixed Income, and that there was a reasonable basis on which to conclude that each Fund benefits from the services provided by PGIM Investments, PGIML and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Funds’ investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to PGIM Core Short-Term Bond Fund during the year ended December 31, 2019 exceeded the benefits gained by PGIM Investments, resulting in an operating loss to PGIM Investments. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board noted that the Funds do not have a traditional management structure, because they are operated at cost. Accordingly, the Board determined that the Funds, which have low expenses, benefit directly from any cost savings experienced by PGIM Investments.

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments, PGIML and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIML, PGIM Fixed Income and their affiliates as a result of their relationship with the Funds. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Funds’ transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments’ association with the Funds. The Board concluded that the potential benefits to be derived by PGIML and PGIM Fixed Income included the ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIML and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Funds / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Funds for the one-, three-, five-, and ten-year periods ended December 31, 2019. With respect to the fees and expenses of each Fund, because each Fund is operated at cost, the Board did not consider fees and expenses as a meaningful factor in its deliberations.

The mutual funds included in each Fund’s Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed each Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding each Fund’s performance. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual

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management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

PGIM Core Ultra Short Bond Fund	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

PGIM Core Short- Term Bond Fund	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	1st Quartile
Actual Management Fees: 1st Quartile
Net Total Expenses: 1st Quartile

•	The Board noted that the Fund outperformed its benchmark index over the three-, five-, and ten-year periods, though it underperformed over the one-year period.
•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of each Fund and its shareholders.

Prudential Investment Portfolios 2

Approval of Advisory Agreements

PGIM Institutional Money Market Fund

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of PGIM Institutional Money Market Fund (the “Fund”)1 consists of eleven individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with each of PGIM, Limited (“PGIML”) and PGIM, Inc. (“PGIM”) on behalf of its PGIM Fixed Income unit. In considering the renewal of the agreements, the Board, including all of the Independent Trustees, met on May 27, 2020 and on June 9-11, 2020 and approved the renewal of the agreements through July 31, 2021, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments, PGIML and PGIM. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadvisers, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board

[1]	PGIM Institutional Money Market Fund is a series of Prudential Investment Portfolios 2.

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considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on May 27, 2020 and on June 9-11, 2020.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and each of PGIML and PGIM, which serve as the Fund’s subadvisers pursuant to the terms of subadvisory agreements with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIML and PGIM Fixed Income. The Board noted that PGIML and PGIM Fixed Income are affiliated with PGIM Investments. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadvisers for the Fund, as well as the provision of fund recordkeeping, compliance and other services to the Fund, and PGIM Investments’ role as administrator for the Fund’s liquidity risk management program. With respect to PGIM Investments’ oversight of the subadvisers, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadvisers. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIML and PGIM Fixed Income, including investment research and security selection, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadvisers, as well as PGIM Investments’ recommendation, based on its review of the subadvisers, to renew the subadvisory agreements.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIML and PGIM Fixed Income, and also considered the qualifications, backgrounds and responsibilities of the PGIML and PGIM Fixed Income portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

with information pertaining to PGIML’s, PGIM Investments’ and PGIM Fixed Income’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIML and PGIM Fixed Income. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIML and PGIM Fixed Income.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by PGIML and PGIM Fixed Income, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIML and PGIM Fixed Income under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. During the course of time, the Board has considered information regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that, while the Fund does not have breakpoints in its management fees, economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

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The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIML and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIML, PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by PGIML and PGIM Fixed Income included those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIML and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional factors and made related conclusions relating to the historical performance of the Fund for the one- and three-year periods ended December 31, 2019. The Board considered that the Fund commenced operations on July 19, 2016 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended July 31, 2019. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. In certain circumstances, PGIM Investments also provided supplemental Peer Universe or Peer Group information, for reasons addressed with the Board. The comparisons placed the Fund in various quartiles over various periods, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

Prudential Investment Portfolios 2

Approval of Advisory Agreements (continued)

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth net performance comparisons (which reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Net Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	N/A	N/A
Actual Management Fees:1st Quartile
Net Total Expenses:1st Quartile

•	The Board noted that the Fund outperformed its Peer Universe median over all periods.
•	The Board considered that the Fund commenced operations on July 19, 2016 and that longer-term performance was not yet available.
•

The Board and PGIM Investments agreed to retain the Fund’s existing contractual expense cap, which (exclusive of certain fees and expenses) caps total annual operating expenses at 0.07% through May 31, 2021.

•

The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a longer-term performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that approval of the agreements was in the best interests of the Fund and its shareholders.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgim.com/investments

PROXY VOTING
The Board of Trustees of the Funds have delegated to the Funds’ subadvisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Commission’s website at www.sec.gov.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Patrick McGuinness, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISERS	PGIM Fixed Income	655 Broad Street Newark, NJ 07102
	PGIM Limited	Grand Buildings, 1-3 Strand Trafalgar Square London, WC2N 5HR United Kingdom

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of each Fund carefully before investing. The prospectuses contain this and other information about the Funds. An investor may obtain a prospectus by visiting our website at pgim.com/investments or by calling (800) 225-1852. Each prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, c/o PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE

PGIM Core Short-Term Bond Fund and PGIM Core Ultra-Short Bond Fund: The Funds’ file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT filings are available on the Commission’s website at sec.gov.

PGIM Institutional Money Market Fund: The Fund files a complete schedule of portfolio holdings with the Commission monthly on Form N-MFP. The Commission delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. The Form N-MFP filings (along with the Fund’s annual report filed on Form N-CSR and semi-annual report filed on Form N-CSRS) are available on the Commission’s website at sec.gov. The Fund’s complete holdings are also available on pgim.com/investments.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

CUSIP
PGIM CORE SHORT-TERM BOND FUND	74440E102
PGIM CORE ULTRA SHORT BOND FUND	74440E201
PGIM INSTITUTIONAL MONEY MARKET FUND	74440E300

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There has been no significant change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End

 Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2

By:	/s/ Andrew R. French
Andrew R. French
Secretary

Date:	September 18, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	September 18, 2020

By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer

Date:	September 18, 2020